UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch International Index Fund
              Master International Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        International Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
June 30, 2003

Merrill Lynch
International
Index Fund
Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                     Merrill Lynch International Index Fund

Officers and
Directors

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Richard J. Vella, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

JPMorgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

                           Merrill Lynch International Index Fund, June 30, 2003

DEAR SHAREHOLDER

Effective April 14, 2003, the share class names for the Merrill Lynch Family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated as Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. Trading symbols have not been changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Investment Environment

The first quarter of 2003 brought negative returns and extreme volatility. The U.S. markets lost ground consistently during the beginning of the quarter then spiked on news of the start of war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. Most indexes finished the first quarter in negative territory. The second quarter of 2003 brought impressive gains and what some are calling a "bull rally." The U.S. markets rose consistently over the quarter, spurred by optimism that economic and profit growth will accelerate. On June 16, 2003, the Standard & Poor's (S&P) 500 Index closed above the 1,000 mark (at 1,010.74) for the first time since June 20, 2002. Most indexes finished the six-month period ended June 30, 2003 in positive territory, with the Dow Jones Industrial Average closing at 8,985.44, up 7.72% for the period, and the S&P 500 Index closing at 974.50, up 10.76% for the period. The NASDAQ Composite Index closed at 1,622.80, up an impressive 21.51%. Technology stocks have outperformed the broader market on expectations that companies in that sector will be among the first beneficiaries of an economic recovery.

The European stock markets were even more volatile than domestic, with the Dow Jones Euro STOXX 50 closing at 2,491.51, up 1.39% in euros. The euro continued to appreciate during the six-month period ended June 30, 2003, closing at a rate of 1.1484, up 9.43%. Global markets saw positive returns for the six months trailing as well, with the Morgan Stanley Capital International (MSCI) World Index closing at 871.07, up 9.95%, in U.S. dollars.

Portfolio Matters

For the six months ended June 30, 2003, Merrill Lynch International Index Fund's Class A and Class I Shares had total returns of +9.49% and +9.60%, respectively, compared to the unmanaged benchmark MSCI Europe, Australasia, Far East (EAFE) Index's total return of +9.47%. (Complete performance information can be found on page 4 of this report to shareholders.) The Fund met its objective of closely tracking the return of its benchmark. The best-performing countries for the period were New Zealand, Spain and Austria, whereas The Netherlands was the worst-performing country.

Turning to sector performance, all ten EAFE sectors posted a positive return for the six-month period ended June 30, 2003. The top performer was information technology, followed by telecommunications services and financials. Worst performers included consumer staples and materials and energy.

Market Review

Investor confidence remained shaken early in 2003 with threats of terrorism, nuclear tensions in North Korea, and unexpectedly high unemployment. The war in Iraq left investors with inconsistent views about the market, and trading was reactionary to news from the front lines. However, markets rallied following the resolution of military affairs in Iraq, and investors became increasingly bullish about the outlook for equities. The rise was notable for all sectors and countries. It has been encouraging to see that the SARS virus appears to have been brought under control in Hong Kong, Singapore, China and, hopefully, Taiwan.

Despite unstable markets, the Federal Reserve Board left interest rates unchanged at 1.25% at its January 29 and March 18, 2003 meetings. After leaving interest rates unchanged again at its May 6 meeting, the Federal Reserve Board lowered its target for the Federal Funds rate by 25 basis points (.25%) to 1% at its June 25 meeting, bringing the rate to a 49-year low. The Federal Reserve Board continues to use an accommodative stance of monetary policy, coupled with an underlying growth in productivity, to provide ongoing support to economic activity. The modest 25 basis point cut rather than the expected 50 basis point cut leaves room for further Federal Reserve Board interest rate reductions in the future. In response to the Federal Reserve Board's decision, financial markets were initially disappointed, with long-term interest rates backing up sharply and stock prices falling. This movement will likely be moderated by the realization that the growth outlook will be strengthened.

Economic Outlook

Economic indicators for the current economy are ambiguous, but the economy may strengthen and produce strong results for the second half of 2003. Many of the geopolitical factors that may have exacerbated the slowdown in activity (war fears, higher oil prices, poor weather and SARS) have been largely resolved. While the economy is improving, the rate of change is only gradual. Data indicates that further policy stimulus will hit the economy in the second half of the year, but it is worth noting the lack of growth given the large cuts in interest rates already seen. Additionally, a key factor is the concern about whether consumers will continue to spend long enough to prop up the economy until a corporate spending cycle emerges.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Richard J. Vella

Richard J. Vella
Vice President and
Senior Portfolio Manager

July 18, 2003


                                     2 & 3

                           Merrill Lynch International Index Fund, June 30, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser waived a portion of their administrative fee and all of their management fee, respectively. In addition, the Investment Adviser reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.

Recent
Performance
Results

                                                      6-Month          12-Month     Since Inception
As of June 30, 2003                                 Total Return     Total Return    Total Return
===================================================================================================
ML International Index Fund Class A Shares*             +9.49%          - 7.06%         +3.12%
---------------------------------------------------------------------------------------------------
ML International Index Fund Class I Shares*             +9.60           - 6.92          +4.68
---------------------------------------------------------------------------------------------------
MSCI EAFE Index -- Cap Weighted**                       +9.47           - 6.46          -2.77
===================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97. On 12/14/01, the Fund changed its benchmark index from the MSCI EAFE Index--GDP Weighted to the MSCI EAFE Index--Cap Weighted. Accordingly, the Fund's since inception total returns reflects investment performance prior to 12/14/01 when the Fund's benchmark was the MSCI EAFE Index--GDP Weighted.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Average Annual
Total Return

Class A Shares                                                          % Return
================================================================================
One Year Ended 6/30/03                                                   -7.06%
--------------------------------------------------------------------------------
Five Years Ended 6/30/03                                                 -4.80
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/03                                      +0.49
--------------------------------------------------------------------------------

Class I Shares                                                          % Return
================================================================================
One Year Ended 6/30/03                                                    -6.92%
--------------------------------------------------------------------------------
Five Years Ended 6/30/03                                                  -4.56
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/03                                       +0.74
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND               As of June 30, 2003
==============================================================================================================================
Assets:                  Investment in Master International Index Series, at value
                         (identified cost--$96,277,580) .....................................                    $  95,346,471
                         Prepaid registration fees and other assets .........................                           23,533
                                                                                                                 -------------
                         Total assets .......................................................                       95,370,004
                                                                                                                 -------------
==============================================================================================================================
Liabilities:             Payables:
                           Administrator ....................................................   $      27,728
                           Distributor ......................................................          15,875
                           Other affiliates .................................................           3,583           47,186
                                                                                                -------------
                         Accrued expenses and other liabilities .............................                           55,385
                                                                                                                 -------------
                         Total liabilities ..................................................                          102,571
                                                                                                                 -------------
==============================================================================================================================
Net Assets:              Net assets .........................................................                    $  95,267,433
                                                                                                                 =============
==============================================================================================================================
Net Assets               Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares
Consist of:              authorized .........................................................                    $         961
                         Class I Shares of Common Stock, $.0001 par value, 125,000,000 shares
                         authorized .........................................................                              271
                         Paid-in capital in excess of par ...................................                      105,637,721
                         Undistributed investment income--net ...............................   $   1,270,155
                         Accumulated realized capital losses on investments and foreign
                         currency transactions from the Series--net .........................     (10,710,566)
                         Unrealized depreciation on investments and foreign currency
                         transactions from the Series--net ..................................        (931,109)
                                                                                                -------------
                         Total accumulated losses--net ......................................                      (10,371,520)
                                                                                                                 -------------
                         Net assets .........................................................                    $  95,267,433
                                                                                                                 =============
==============================================================================================================================
Net Asset                Class A--Based on net assets of $74,263,498 and 9,606,882 shares
Value:                   outstanding ........................................................                    $        7.73
                                                                                                                 =============
                         Class I--Based on net assets of $21,003,935 and 2,705,607 shares
                         outstanding ........................................................                    $        7.76
                                                                                                                 =============
==============================================================================================================================

      See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch International Index Fund, June 30, 2003

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND               For the Six Months Ended June 30, 2003
==============================================================================================================================
Investment Income        Net investment income allocated from the Series:
From the Series--Net:      Dividends (net of $191,853 foreign withholding tax) .............                     $   1,497,949
                           Interest .........................................................                           12,028
                           Securities lending--net ..........................................                           23,201
                           Expenses (net of $8,793 waiver of expenses) ......................                          (51,967)
                                                                                                                 -------------
                         Net investment income from the Series ..............................                        1,481,211
                                                                                                                 -------------
==============================================================================================================================
Expenses:                Administration fees ................................................   $     142,867
                         Account maintenance fee--Class A ...................................          80,971
                         Printing and shareholder reports ...................................          25,377
                         Transfer agent fees ................................................          24,002
                         Registration fees ..................................................          17,085
                         Professional fees ..................................................          11,688
                         Directors' fees and expenses .......................................             576
                         Other ..............................................................           3,727
                                                                                                -------------
                         Total expenses before waiver of expenses ...........................         306,293
                         Waiver of expenses .................................................          (7,761)
                                                                                                -------------
                         Total expenses after waiver of expenses ............................                          298,532
                                                                                                                 -------------
                         Investment income--net .............................................                        1,182,679
                                                                                                                 -------------
==============================================================================================================================
Realized &               Realized gain (loss) from the Series on:
Unrealized Gain            Investments--net .................................................      (1,394,562)
(Loss) from the            Foreign currency transactions--net ...............................         356,128       (1,038,434)
Series--Net:                                                                                    -------------
                         Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions from the Series--net .................                        8,026,761
                                                                                                                 -------------
                         Total realized and unrealized gain on investments and foreign
                         currency transactions--net .........................................                        6,988,327
                                                                                                                 -------------
                         Net Increase in Net Assets Resulting from Operations ...............                    $   8,171,006
                                                                                                                 =============
==============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Six         For the
MERRILL LYNCH                                                                                  Months Ended      Year Ended
INTERNATIONAL                                                                                    June 30,       December 31,
INDEX FUND               Increase (Decrease) in Net Assets:                                        2003             2002
============================================================================================================================
Operations:              Investment income--net ...........................................   $   1,182,679    $   1,243,593
                         Realized loss on investments and foreign currency transactions
                         from the Series--net .............................................      (1,038,434)      (5,216,018)
                         Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions from the Series--net ...............       8,026,761      (10,906,818)
                                                                                              -------------    -------------
                         Net increase (decrease) in net assets resulting from operations ..       8,171,006      (14,879,243)
                                                                                              -------------    -------------
============================================================================================================================
Dividends &              Investment income--net:
Distributions to           Class A ........................................................              --       (1,068,837)
Shareholders:              Class I ........................................................              --         (397,947)
                         Realized gain on investments from the Series--net:
                           Class A ........................................................              --          (64,318)
                           Class I ........................................................              --          (28,225)
                                                                                              -------------    -------------
                         Net decrease in net assets resulting from dividends and
                         distributions to shareholders ....................................              --       (1,559,327)
                                                                                              -------------    -------------
============================================================================================================================
Capital Share            Net increase in net assets derived from capital share transactions       5,016,209       19,315,936
Transactions:                                                                                 -------------    -------------
============================================================================================================================
Net Assets:              Total increase in net assets .....................................      13,187,215        2,877,366
                         Beginning of period ..............................................      82,080,218       79,202,852
                                                                                              -------------    -------------
                         End of period* ...................................................   $  95,267,433    $  82,080,218
                                                                                              =============    =============
============================================================================================================================
                       * Undistributed investment income--net .............................   $   1,270,155    $      87,476
                                                                                              =============    =============
============================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch International Index Fund, June 30, 2003

FINANCIAL HIGHLIGHTS

                                                                                                    Class A++
                    The following per share data and ratios have been      --------------------------------------------------------
                    derived from information provided in the financial     For the Six              For the Year Ended
MERRILL LYNCH       statements.                                            Months Ended                December 31,
INTERNATIONAL                                                                June 30,    ------------------------------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:                    2003        2002       2001       2000        1999
===================================================================================================================================
Per Share           Net asset value, beginning of period .................   $   7.06    $   8.62   $  11.33   $  15.13    $  12.05
Operating                                                                    --------    --------   --------   --------    --------
Performance:        Investment income--net@ ..............................        .10         .11        .08        .09         .08
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions from the Series--net ...        .57       (1.53)     (2.64)     (2.80)       3.61
                                                                             --------    --------   --------   --------    --------
                    Total from investment operations .....................        .67       (1.42)     (2.56)     (2.71)       3.69
                                                                             --------    --------   --------   --------    --------
                    Less dividends and distributions:
                      Investment income--net .............................         --        (.13)      (.08)      (.02)       (.07)
                      In excess of investment income--net ................         --          --         --         --          --
                      Realized gain on investments from the Series--net ..         --        (.01)      (.07)      (.53)       (.54)
                      In excess of realized gain on investments from the
                      Series--net ........................................         --          --         --       (.54)         --
                                                                             --------    --------   --------   --------    --------
                    Total dividends and distributions ....................         --        (.14)      (.15)     (1.09)       (.61)
                                                                             --------    --------   --------   --------    --------
                    Net asset value, end of period .......................   $   7.73    $   7.06   $   8.62   $  11.33    $  15.13
                                                                             ========    ========   ========   ========    ========
===================================================================================================================================
Total Investment    Based on net asset value per share ...................       9.49%@@   (16.21%)   (22.60%)   (18.00%)     30.95%
Return:                                                                      ========    ========   ========   ========    ========
===================================================================================================================================
Ratios to Average   Expenses, net of waiver of expenses+ .................        .89%*       .84%       .89%       .89%        .89%
Net Assets:                                                                  ========    ========   ========   ========    ========
                    Expenses+ ............................................        .93%*       .92%      1.05%       .96%        .95%
                                                                             ========    ========   ========   ========    ========
                    Investment income--net ...............................       2.76%*      1.43%       .82%       .67%        .65%
                                                                             ========    ========   ========   ========    ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............   $ 74,263    $ 62,310   $ 52,836   $ 46,623    $ 30,480
Data:                                                                        ========    ========   ========   ========    ========
                    Portfolio turnover of the Series .....................      10.11%      19.52%     30.19%      5.89%        .00%
                                                                             ========    ========   ========   ========    ========
===================================================================================================================================

                                                                                                    Class I+++
                    The following per share data and ratios have been      --------------------------------------------------------
                    derived from information provided in the financial     For the Six             For the Year Ended
                    statements.                                            Months Ended                December 31,
                                                                             June 30,    ------------------------------------------
                    Increase (Decrease) in Net Asset Value:                    2003        2002       2001       2000        1999
===================================================================================================================================
Per Share           Net asset value, beginning of period .................   $   7.08    $   8.64   $  11.36   $  15.13    $  12.04
Operating                                                                    --------    --------   --------   --------    --------
Performance:        Investment income--net@ ..............................        .11         .14        .12        .14         .13
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions from the Series--net ...        .57       (1.55)     (2.67)     (2.82)       3.59
                                                                             --------    --------   --------   --------    --------
                    Total from investment operations .....................        .68       (1.41)     (2.55)     (2.68)       3.72
                                                                             --------    --------   --------   --------    --------
                    Less dividends and distributions:
                      Investment income--net .............................         --        (.14)      (.10)      (.02)       (.09)
                      In excess of investment income--net ................         --          --         --         --          --
                      Realized gain on investments from the Series--net ..         --        (.01)      (.07)      (.53)       (.54)
                      In excess of realized gain on investments from the
                      Series--net ........................................         --          --         --       (.54)         --
                                                                             --------    --------   --------   --------    --------
                    Total dividends and distributions ....................         --        (.15)      (.17)     (1.09)       (.63)
                                                                             --------    --------   --------   --------    --------
                    Net asset value, end of period .......................   $   7.76    $   7.08   $   8.64   $  11.36    $  15.13
                                                                             ========    ========   ========   ========    ========
===================================================================================================================================
Total Investment    Based on net asset value per share ...................       9.60%@@   (16.06%)   (22.45%)   (17.80%)     31.29%
Return:                                                                      ========    ========   ========   ========    ========
===================================================================================================================================
Ratios to Average   Expenses, net of waiver of expenses+ .................        .64%*       .58%       .64%       .65%        .64%
Net Assets:                                                                  ========    ========   ========   ========    ========
                    Expenses+ ............................................        .68%*       .67%       .81%       .71%        .69
                                                                             ========    ========   ========   ========    ========
                    Investment income--net ...............................       2.99%*      1.72%      1.18%      1.02%       1.05%
                                                                             ========    ========   ========   ========    ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............   $ 21,004    $ 19,770   $ 26,367   $ 37,387    $104,427
Data:                                                                        ========    ========   ========   ========    ========
                    Portfolio turnover of the Series .....................      10.11%      19.52%     30.19%      5.89%        .00%
                                                                             ========    ========   ========   ========    ========
===================================================================================================================================

*     Annualized
+     Includes the Fund's share of the GDP Series' and Series' allocated expenses.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
+++   Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
@     Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


                                     8 & 9

                           Merrill Lynch International Index Fund, June 30, 2003

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2003 was 53.4%. The Fund offers two classes of shares, Class A and Class I. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2003, MLIM earned fees of $142,867 of which $7,761 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $5,016,209 and $19,315,936 for the six months ended June 30, 2003, and the year ended December 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2003+                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,248,269       $  8,857,983
Shares redeemed ..........................          (466,859)        (3,241,890)
                                                ------------       ------------
Net increase .............................           781,410       $  5,616,093
                                                ============       ============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2002+                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................         4,396,623       $ 34,902,021
Shares issued to shareholders
in reinvestment of dividends and
distributions ............................           157,663          1,101,783
                                                ------------       ------------
Total issued .............................         4,554,286         36,003,804
Shares redeemed ..........................        (1,861,709)       (14,766,684)
                                                ------------       ------------
Net increase .............................         2,692,577       $ 21,237,120
                                                ============       ============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended June 30, 2003+                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................           566,561       $  4,042,331
Shares redeemed ..........................          (652,819)        (4,642,215)
                                                ------------       ------------
Net decrease .............................           (86,258)      $   (599,884)
                                                ============       ============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2002+                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,262,185       $ 10,249,011
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            57,314            402,502
                                                ------------       ------------
Total issued .............................         1,319,499         10,651,513
Shares redeemed ..........................        (1,579,132)       (12,572,697)
                                                ------------       ------------
Net decrease .............................          (259,633)      $ (1,921,184)
                                                ============       ============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

4. Capital Loss Carryforward:

On December 31, 2002, the Fund had a net capital loss carryforward of $7,367,638, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.015778 per share on July 22, 2003 to shareholders of record on July 16, 2003.


                                    10 & 11

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                 Master International Index Series
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Australia        Beverages--0.2%                     15,506   Coca-Cola Amatil Limited                                  $    59,379
                                                     83,121   Foster's Brewing Group Limited                                234,687
                                                      8,843   Southcorp Limited                                              16,724
                                                                                                                        -----------
                                                                                                                            310,790
                 ------------------------------------------------------------------------------------------------------------------
                 Biotechnology--0.0%                  3,407   CSL Limited                                                    27,305
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets--0.1%               10,694   Macquarie Bank Limited                                        206,552
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--0.0%                      5,805   Orica Limited                                                  42,163
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--1.7%              50,236   Australia and New Zealand Banking Group Ltd.                  626,989
                                                     40,816   Commonwealth Bank of Australia                                808,879
                                                     45,536   National Australia Bank Limited                             1,023,048
                                                     60,555   Westpac Banking Corporation Limited                           659,932
                                                                                                                        -----------
                                                                                                                          3,118,848
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services &               44,098   Brambles Industries Limited                                   135,155
                 Supplies--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Construction                        19,286   Boral Limited                                                  65,447
                 Materials--0.2%                     36,728   CSR Limited                                                    47,785
                                                      8,663   James Hardie Industries NV                                     40,901
                                                     36,728   Rinker Group Limited                                          129,070
                                                                                                                        -----------
                                                                                                                            283,203
                 ------------------------------------------------------------------------------------------------------------------
                 Containers &                        25,946   Amcor Limited                                                 141,294
                 Packaging--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial               10,318   Suncorp-Metway Limited                                         80,269
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         52,103   Telstra Corporation Limited                                   153,749
                 Telecommunication
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples                      28,979   Coles Myer Limited                                            136,043
                 Retailing--0.3%                     39,044   Woolworths Limited                                            327,834
                                                                                                                        -----------
                                                                                                                            463,877
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities--0.1%                 20,023   Australian Gas Light Company Limited                          147,041
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &                993   Cochlear Limited                                               21,510
                 Supplies--0.0%                       7,344   Pacific Dunlop Limited (a)                                     28,813
                                                                                                                        -----------
                                                                                                                             50,323
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Providers &             33,090   Mayne Nickless Limited                                         60,806
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &               77,973   Aristocrat Leisure Limited                                     69,549
                 Leisure--0.1%                       19,869   TABCORP Holdings Limited                                      143,512
                                                                                                                        -----------
                                                                                                                            213,061
                 ------------------------------------------------------------------------------------------------------------------
                 IT Services--0.0%                   11,639   Computershare Limited                                          14,597
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial                          10,979   Wesfarmers Limited                                            186,286
                 Conglomerates--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.2%                     27,802   AMP Limited                                                    92,668
                                                     24,564   Insurance Australia Group Limited                              56,011
                                                     30,223   QBE Insurance Group Limited                                   188,908
                                                                                                                        -----------
                                                                                                                            337,587
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.3%                         31,318   John Fairfax Holdings Limited                                  60,490
                                                     52,723   The News Corporation Limited                                  396,017
                                                                                                                        -----------
                                                                                                                            456,507
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.6%               42,215   Alumina Limited                                               115,228
                                                    105,585   BHP Billiton Limited                                          611,803
                                                     27,058   BHP Steel Limited                                              67,505
                                                     20,996   Newcrest Mining Limited                                       107,719
                                                     23,360   OneSteel Limited                                               30,079
                                                      4,633   Rio Tinto Limited                                              90,759
                                                     42,215   WMC Resources Limited (a)                                      99,373
                                                                                                                        -----------
                                                                                                                          1,122,466
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--0.1%                      1,355   Origin Energy Limited                                           3,680
                                                     24,995   Santos Limited                                                 98,901
                                                      6,460   Woodside Petroleum Limited                                     53,635
                                                                                                                        -----------
                                                                                                                            156,216
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest                         377   Paperlinx Limited                                               1,158
                 Products--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate--0.5%                   52,807   AMP Diversified Property Trust                                108,016
                                                    112,770   Gandel Retail Trust                                           100,587
                                                     62,350   General Property Trust                                        122,100
                                                     18,698   Lend Lease Corporation Limited                                104,707
                                                     43,171   Mirvac Group                                                  128,550
                                                     46,236   Stockland Trust Group                                         155,351
                                                      4,962   Westfield Holdings Limited                                     48,585
                                                     92,935   Westfield Trust                                               215,028
                                                                                                                        -----------
                                                                                                                            982,924
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation                      24,317   Macquarie Infrastructure Group                                 58,546
                 Infrastructure--0.1%                 5,500   Patrick Corporation Limited                                    46,292
                                                                                                                        -----------
                                                                                                                            104,838
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Australia (Cost--$7,123,884)--4.9%   8,797,015
===================================================================================================================================


                                    12 & 13

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Austria          Building Products--0.0%                122   Wienerberger Baustoffindustrie AG                         $     2,144
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.0%            53   RHI AG (a)                                                        630
                 ------------------------------------------------------------------------------------------------------------------
                 Containers & Packaging--0.1%           911   Mayr-Melnhof Karton AG                                         75,856
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                          3,644   Telekom Austria AG (a)                                         41,344
                 Telecommunication
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.0%                47   Oesterreichische Elektrizitaetswirtschafts-AG
                                                              "Verbund" 'A'                                                   4,330
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery--0.0%                        458   VA Technologie AG (a)                                          12,102
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.0%                  390   Boehler-Uddeholm AG                                            21,555
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--0.0%                        329   OMV AG                                                         39,526
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation                       1,446   Flughafen Wien AG                                              52,555
                 Infrastructure--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Austria (Cost--$199,801)--0.1%         250,042
===================================================================================================================================
Belgium          Beverages--0.0%                      2,492   Interbrew                                                      55,374
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--0.1%                      1,416   Solvay SA                                                      97,564
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.2%              17,437   Dexia                                                         220,462
                                                      2,802   KBC Bancassurance Holding                                     110,012
                                                                                                                        -----------
                                                                                                                            330,474
                 ------------------------------------------------------------------------------------------------------------------
                 Construction &                       4,785   Suez Lyonnaise des Eaux SA (a)                                     55
                 Engineering--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Distributors--0.0%                     222   D'leteren SA                                                   31,816
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial               34,518   Fortis                                                        599,338
                 Services--0.4%                       2,091   Groupe Bruxelles Lambert SA                                    94,607
                                                                                                                        -----------
                                                                                                                            693,945
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.1%               908   Electrabel SA                                                 231,375
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment--0.0%           1,022   Bekaert NV                                                     47,766
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &                 520   Barco NV (New Shares)                                          31,111
                 Instruments--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples                       1,048   Colruyt NV                                                     72,449
                 Retailing--0.1%                        592   Delhaize "Le Lion" SA                                          18,015
                                                                                                                        -----------
                                                                                                                             90,464
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--0.0%                    950   Delhaize "Le Lion" SA (ADR) (b)                                29,127
                 ------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment &                  5,023   Agfa Gevaert NV                                               106,653
                 Products--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Marine--0.0%                           628   Compagnie Maritime Belge SA (CMB)                              24,880
                                                        628   Exmar NV (a)                                                   21,462
                                                                                                                        -----------
                                                                                                                             46,342
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.0%                1,057   Union Miniere SA                                               54,779
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals--0.1%                4,104   UCB SA                                                        112,448
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Belgium (Cost--$2,134,930)--1.1%     1,959,293
===================================================================================================================================
Bermuda          Specialty Retail--0.0%              21,785   Yue Yuen Industrial (Holdings) Limited                         55,733
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Bermuda (Cost--$50,757)--0.0%           55,733
===================================================================================================================================
Denmark          Beverages--0.0%                        285   Carlsberg A/S 'B'                                              10,197
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--0.0%                      2,267   Novozymes A/S 'B'                                              63,069
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.2%              14,837   Danske Bank                                                   288,939
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services &                2,132   Group 4 Falck A/S                                              35,423
                 Supplies--0.0%                         527   ISS A/S                                                        18,815
                                                                                                                        -----------
                                                                                                                             54,238
                 ------------------------------------------------------------------------------------------------------------------
                 Construction &                       1,417   FLS Industries A/S 'B' (a)                                     11,826
                 Engineering--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                          3,905   TDC A/S                                                       116,786
                 Telecommunication
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment--0.0%             820   NKT Holding A/S                                                11,343
                                                      3,906   Vestas Wind Systems A/S                                        44,674
                                                                                                                        -----------
                                                                                                                             56,017
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--0.1%                    555   A/S Det Ostasiatiske Kompagni                                  15,183
                                                      2,482   Danisco A/S                                                    97,245
                                                                                                                        -----------
                                                                                                                            112,428
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &                 93   Coloplast A/S 'B'                                               7,187
                 Supplies--0.0%                       1,530   William Demant A/S (a)                                         34,998
                                                                                                                        -----------
                                                                                                                             42,185
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables--0.0%               464   Bang & Olufsen Holding A/S 'B'                                 12,622
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.0%                        907   Topdanmark A/S (a)                                             33,153
                 ------------------------------------------------------------------------------------------------------------------
                 Marine--0.2%                            47   A/S Dampskibsselskabet Svendborg 'B'                          254,246
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals--0.2%                  502   H. Lundbeck A/S                                                10,164
                                                     10,122   Novo Nordisk A/S 'B'                                          354,343
                                                                                                                        -----------
                                                                                                                            364,507
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Denmark (Cost--$1,300,341)--0.8%     1,420,213
===================================================================================================================================


                                     14 & 15

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Finland          Communications                       1,270   Nokia Oyj 'A' (ADR) (b)                                   $    20,866
                 Equipment--1.3%                    134,008   Nokia Oyj (Series A)                                        2,206,754
                                                                                                                        -----------
                                                                                                                          2,227,620
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                          4,700   HPY Holding--HTF Holding Oyj Abp (a)                           40,371
                 Telecommunication                   36,201   TeliaSonera AB                                                148,826
                 Services--0.1%                                                                                         -----------
                                                                                                                            189,197
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &              3,019   Instrumentarium Corporation                                   114,753
                 Supplies--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 IT Services--0.0%                    3,005   Tietoenator Oyj                                                50,589
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.1%                      2,198   Pohjola Group PLC 'D'                                          37,634
                                                     11,884   Sampo Insurance Company Ltd. 'A'                               87,204
                                                                                                                        -----------
                                                                                                                            124,838
                 ------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment &                  1,968   Amer Group Ltd.                                                60,160
                 Products--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery--0.0%                        201   Kone Corporation 'B'                                            8,425
                                                      4,366   Metso Oyj                                                      38,856
                                                        154   Wartsila Oyj 'B'                                                1,913
                                                                                                                        -----------
                                                                                                                             49,194
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.0%                  447   Outokumpu Oyj                                                   3,927
                                                      3,289   Rautaruukki Oyj (a)                                            14,163
                                                                                                                        -----------
                                                                                                                             18,090
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--0.1%                     10,540   Fortum Corporation, the IVO-Neste Group                        84,483
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest                      22,459   Stora Enso Oyj 'R'                                            250,944
                 Products--0.2%                      14,736   UPM-Kymmene Oyj                                               215,080
                                                                                                                        -----------
                                                                                                                            466,024
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Finland (Cost--$3,550,276)--1.9%     3,384,948
===================================================================================================================================
France           Aerospace & Defense--0.1%            4,658   European Aeronautic Defense and Space Company                  57,127
                                                      5,228   Thomson CSF                                                   155,192
                                                                                                                        -----------
                                                                                                                            212,319
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components--0.2%                3,065   Compagnie Generale des Etablissements Michelin 'B'            119,670
                                                      3,198   Valeo SA                                                      110,907
                                                                                                                        -----------
                                                                                                                            230,577
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles--0.3%                    6,516   PSA Peugeot Citroen                                           316,516
                                                      5,151   Renault SA                                                    272,333
                                                                                                                        -----------
                                                                                                                            588,849
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages--0.1%                      2,180   Pernod Ricard                                                 194,514
                 ------------------------------------------------------------------------------------------------------------------
                 Building Products--0.2%              7,976   Compagnie de Saint-Gobain                                     313,887
                                                      5,015   Lafarge SA (Rights) (e)                                        13,534
                                                                                                                        -----------
                                                                                                                            327,421
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--0.2%                      2,984   Air Liquide                                                   442,384
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--1.1%              24,727   BNP Paribas SA                                              1,256,489
                                                     10,307   Credit Agricole S.A.                                          195,886
                                                      7,748   Societe Generale 'A'                                          491,137
                                                                                                                        -----------
                                                                                                                          1,943,512
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services &                1,954   Societe BIC SA                                                 76,067
                 Supplies--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Communications                      38,404   Alcatel (a)                                                   346,195
                 Equipment--0.2%                        550   Sagem SA (New Shares)                                          44,211
                                                                                                                        -----------
                                                                                                                            390,406
                 ------------------------------------------------------------------------------------------------------------------
                 Construction &                       1,886   Societe Generale d'Entreprises SA                             127,240
                 Engineering--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.2%           298   Imetal SA                                                      43,392
                                                      5,016   Lafarge SA (Ordinary)                                         293,751
                                                                                                                        -----------
                                                                                                                            337,143
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         22,097   France Telecom SA (a)                                         542,012
                 Telecommunication
                 Services--0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment--0.2%          13,495   Alstom (a)                                                     46,491
                                                      5,791   Schneider SA                                                  272,255
                                                                                                                        -----------
                                                                                                                            318,746
                 ------------------------------------------------------------------------------------------------------------------
                 Energy Equipment &                     733   Compagnie Francaise d'Etudes et de Construction
                 Service--0.0%                                (Technip SA)                                                   64,141
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples                      16,918   Carrefour SA                                                  829,178
                 Retailing--0.5%                      1,789   Etablissements Economiques du Casino
                                                              Guichard-Perrachon SA                                         139,699
                                                                                                                        -----------
                                                                                                                            968,877
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--0.3%                  3,584   Groupe Danone                                                 495,940
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &              2,316   Essilor International SA                                       93,298
                 Supplies--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &                5,124   Accor SA                                                      185,351
                 Leisure--0.2%                        3,743   Sodexho Alliance SA                                           101,009
                                                                                                                        -----------
                                                                                                                            286,360
                 ------------------------------------------------------------------------------------------------------------------


                                    16 & 17

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
France           Household Durables--0.1%             6,869   Thomson Multimedia                                        $   105,936
(concluded)      ------------------------------------------------------------------------------------------------------------------
                 IT Services--0.0%                    2,001   Cap Gemini SA (a)                                              71,049
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.3%                     41,163   Axa638,611
                 Internet Software &                 12,500   Wanadoo (a)                                                    83,686
                 ------------------------------------------------------------------------------------------------------------------
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.5%                          3,917   Lagardere S.C.A.                                              170,253
                                                      3,608   Publicis SA                                                    96,828
                                                      5,565   Societe Television Francaise 1                                171,267
                                                     18,089   Vivendi Universal SA (a)                                      329,244
                                                      6,053   Vivendi Universal SA (ADR) (a)(b)                             111,617
                                                                                                                        -----------
                                                                                                                            879,209
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.1%               10,996   Arcelor                                                       128,040
                                                      1,951   Pechiney SA 'A'                                                70,036
                                                                                                                        -----------
                                                                                                                            198,076
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities &                   24,765   Suez SA                                                       394,163
                 Unregulated Power--0.3%              6,928   Vivendi Environment                                           142,408
                                                                                                                        -----------
                                                                                                                            536,571
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail--0.1%               2,228   Pinault-Printemps-Redoute SA                                  167,839
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--1.6%                     18,208   TotalFinaElf SA                                             2,751,644
                                                        939   TotalFinaElf SA 'B'                                           142,120
                                                      4,140   TotalFinaElf SA 'STRIP' (a)                                        48
                                                                                                                        -----------
                                                                                                                          2,893,812
                 ------------------------------------------------------------------------------------------------------------------
                 Personal Products--0.4%             10,798   L'Oreal SA                                                    761,353
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals--1.0%               20,554   Aventis SA                                                  1,130,828
                                                     11,420   Sanofi-Synthelabo SA                                          668,822
                                                                                                                        -----------
                                                                                                                          1,799,650
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate--0.1%                    2,142   Klepierre                                                     105,770
                                                        113   Unibail (Union du Credit-Bail Immobilier)                       8,370
                                                                                                                        -----------
                                                                                                                            114,140
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors &                    17,662   STMicroelectronics NV                                         370,352
                 Semiconductor
                 Equipment--0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Software--0.0%                         718   Business Objects SA (a)                                        16,012
                                                      1,856   Dassault Systemes SA                                           60,956
                                                                                                                        -----------
                                                                                                                             76,968
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel &                  6,541   LVMH (Louis Vuitton Moet Hennessy)                            324,415
                 Luxury Goods--0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless                             6,902   Bouygues SA                                                   190,539
                 Telecommunication
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in France (Cost--$16,036,544)--9.4%    16,852,012
===================================================================================================================================
Germany          Air Freight & Logistics--0.1%       16,358   Deutsche Post AG (Registered Shares)                          240,256
                 ------------------------------------------------------------------------------------------------------------------
                 Airlines--0.0%                       5,765   Deutsche Lufthansa AG (Registered Shares)                      67,526
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components--0.1%                4,191   Continental AG                                                 87,977
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles--0.6%                   25,764   DaimlerChrysler AG                                            899,417
                                                      5,122   Volkswagen AG                                                 216,511
                                                                                                                        -----------
                                                                                                                          1,115,928
                 ------------------------------------------------------------------------------------------------------------------
                 Biotechnology--0.0%                  4,938   QIAGEN NV (a)                                                  41,679
                 ------------------------------------------------------------------------------------------------------------------
                 Building Products--0.0%              2,231   Buderus AG                                                     74,297
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets--0.6%               16,030   Deutsche Bank AG (Registered Shares)                        1,039,686
                                                      3,609   Marschollek, Lautenschlaeger und Partner AG (a)                53,877
                                                                                                                        -----------
                                                                                                                          1,093,563
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--0.8%                     15,058   BASF AG                                                       643,257
                                                     22,263   Bayer AG                                                      515,916
                                                      3,341   Linde AG                                                      123,693
                                                                                                                        -----------
                                                                                                                          1,282,866
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.2%              13,994   Bayerische Hypo- und Vereinsbank AG (a)                       231,247
                                                      8,210   Commerzbank AG                                                114,832
                                                                                                                        -----------
                                                                                                                            346,079
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.0%            51   Heidelberger Zement AG (a)                                      1,136
                                                      1,346   Heidelberger Zement AG (a)                                         15
                                                      1,778   Heidelberger Zement AG                                         39,711
                                                                                                                        -----------
                                                                                                                             40,862
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial                1,833   Deutsche Boerse AG                                             97,100
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         58,330   Deutsche Telekom AG (Registered Shares) (a)                   890,207
                 Telecommunication
                 Services--0.5%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.5%            16,212   E.On AG                                                       833,485
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &               2,386   Epcos AG (a)                                                   30,742
                 Instruments--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples                       1,160   Douglas Holding AG                                             25,043
                 Retailing--0.1%                      1,873   Metro AG                                                       60,547
                                                                                                                        -----------
                                                                                                                             85,590
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Providers &              1,880   Fresenius Medical Care AG                                      93,048
                 Services--0.1%                       1,654   Gehe AG                                                        64,996
                                                                                                                        -----------
                                                                                                                            158,044
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &                4,174   Preussag AG                                                    62,072
                 Leisure--0.0%
                 ------------------------------------------------------------------------------------------------------------------


                                    18 & 19

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Germany          Industrial                          22,354   Siemens AG                                                $ 1,096,631
(concluded)      Conglomerates--0.6%                    860   Siemens AG (ADR) (b)                                           42,011
                                                                                                                        -----------
                                                                                                                          1,138,642
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.5%                      7,265   Allianz AG (Registered Shares)                                603,849
                                                      3,140   Muenchener Rueckversicherungs-Gesellschaft AG
                                                              (Registered Shares)                                           320,124
                                                                                                                        -----------
                                                                                                                            923,973
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery--0.0%                      3,990   MAN AG                                                         67,446
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.1%                9,157   Thyssen Krupp AG                                              105,575
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities &                   11,991   RWE AG                                                        362,010
                 Unregulated Power--0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail--0.0%               1,640   Karstadt AG                                                    35,105
                 ------------------------------------------------------------------------------------------------------------------
                 Personal Products--0.1%              1,419   Beiersdorf AG                                                 189,675
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals--0.2%                  977   Altana AG                                                      61,639
                                                      2,378   Merck KGaA                                                     69,089
                                                      4,520   Schering AG                                                   221,013
                                                                                                                        -----------
                                                                                                                            351,741
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors &                    10,701   Infineon Technologies AG (a)                                  103,469
                 Semiconductor
                 Equipment--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Software--0.4%                       6,154   SAP AG (Systeme, Anwendungen, Produkte in der
                                                              Datenverarbeitung)                                            725,775
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel &                  1,302   Adidas-Salomon AG                                             111,344
                 Luxury Goods--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Germany (Cost--$12,011,917)--6.0%   10,663,028
===================================================================================================================================
Greece           Beverages--0.1%                      3,612   Hellenic Bottling Co.                                          59,646
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.2%               7,965   Alpha Credit Bank                                             138,845
                                                      1,959   Bank of Piraeus                                                14,892
                                                      1,938   Commercial Bank of Greece                                      33,872
                                                      4,179   EFG Eurobank Ergasias                                          62,962
                                                      4,068   National Bank of Greece SA                                     68,761
                                                                                                                        -----------
                                                                                                                            319,332
                 ------------------------------------------------------------------------------------------------------------------
                 Communications                       8,070   Intracom SA                                                    53,564
                 Equipment--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.0%         1,341   Titan Cement Company                                           48,508
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         14,796   Hellenic Telecommunications Organization SA (OTE)             174,667
                 Telecommunication
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &                2,510   Greek Organization of Football Prognostics                     25,595
                 Leisure--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.0%                4,057   Viohalco, Hellenic Copper and Aluminum Industry SA             20,219
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless                             4,650   Panafon Hellenic Telecom Co.                                   30,971
                 Telecommunication
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Greece (Cost--$809,855)--0.4%          732,502
===================================================================================================================================
Hong Kong        Airlines--0.0%                      51,263   Cathay Pacific Airways                                         69,024
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.3%              91,000   BOC Hong Kong (Holdings) Limited                               91,605
                                                     34,339   Bank of East Asia, Ltd.                                        67,814
                                                     28,153   Hang Seng Bank Limited                                        297,843
                                                                                                                        -----------
                                                                                                                            457,262
                 ------------------------------------------------------------------------------------------------------------------
                 Distributors--0.0%                  56,719   Li & Fung Limited                                              73,098
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial               42,000   Hong Kong Exchanges & Clearing Ltd.                            60,322
                 Services--0.2%                      41,077   Swire Pacific Limited 'A'                                     179,623
                                                     36,107   Wharf (Holdings) Ltd.                                          69,453
                                                                                                                        -----------
                                                                                                                            309,398
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         34,195   PCCW Limited (a)                                               21,158
                 Telecommunication
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.3%            67,187   CLP Holdings Limited                                          293,797
                                                     55,500   Hongkong Electric Holdings Limited                            217,782
                                                                                                                        -----------
                                                                                                                            511,579
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment--0.1%           5,004   ASM Pacific Technology Limited                                 14,631
                                                     52,828   Johnson Electric Holdings Limited                              65,373
                                                                                                                        -----------
                                                                                                                             80,004
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities--0.1%                102,240   Hong Kong and China Gas Company Ltd.                          129,141
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &               24,734   Shangri-La Asia Limited                                        15,700
                 Leisure--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial                          64,989   Hutchison Whampoa Limited                                     395,860
                 Conglomerates--0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.0%                         34,025   South China Morning Post Holdings Ltd.                         13,417
                                                      5,646   Television Broadcasts Ltd.                                     20,236
                                                                                                                        -----------
                                                                                                                             33,653
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate--0.3%                   38,735   Cheung Kong (Holdings) Ltd.                                   232,962
                                                     28,491   Henderson Land Development Company Limited                     81,840
                                                     57,637   New World Development Company Ltd.                             22,358
                                                     48,421   Sino Land Company Limited                                      15,058
                                                     42,324   Sun Hung Kai Properties Ltd.                                  213,841
                                                                                                                        -----------
                                                                                                                            566,059
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail--0.0%              16,000   Esprit Holdings Limited                                        39,086
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Hong Kong (Cost--$3,498,502)--1.5%   2,701,022
===================================================================================================================================


                                    20 & 21

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Ireland          Airlines--.01%                      27,680   Ryanair Holdings PLC (a)                                  $   199,300
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.5%              32,040   Allied Irish Banks PLC                                        486,405
                                                     26,151   Bank of Ireland                                               315,620
                                                                                                                        -----------
                                                                                                                            802,025
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.1%           936   CRH PLC                                                        14,736
                                                     14,200   CRH PLC                                                       221,769
                                                                                                                        -----------
                                                                                                                            236,505
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--0.1%                 16,409   Greencore Group PLC                                            54,645
                                                      4,710   Kerry Group PLC 'A'                                            72,801
                                                                                                                        -----------
                                                                                                                            127,446
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables--0.0%            25,516   Waterford Wedgwood PLC                                          7,032
                 Industrial                           3,189   DCC PLC                                                        42,846
                 ------------------------------------------------------------------------------------------------------------------
                 Conglomerates--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.1%                     11,194   Irish Life & Permanent PLC                                    121,733
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.0%                         21,817   Independent News & Media PLC                                   38,833
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals--0.0%                4,431   Elan Corporation PLC (a)                                       22,898
                                                      5,755   Elan Corporation PLC (ADR) (a)(b)                              32,458
                                                                                                                        -----------
                                                                                                                             55,356
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Ireland (Cost--$1,757,813)--0.9%     1,631,076
===================================================================================================================================
Italy            Aerospace & Defense--0.0%           97,905   Finmeccanica SpA                                               62,735
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles--0.0%                    5,647   Fiat SpA (a)                                                   41,061
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets--0.2%                1,700   Banca Fideuram SpA                                              9,285
                                                     20,672   Mediobanca SpA                                                206,289
                                                     10,572   Mediolanum SpA                                                 59,075
                                                                                                                        -----------
                                                                                                                            274,649
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.9%              13,658   Banca Intesa SpA                                               31,400
                                                     80,547   Banca Nazionale del Lavoro (Ordinary) (a)                     135,229
                                                     13,422   Banca Popolare di Milano (BPM)                                 58,801
                                                     81,420   Banca di Roma SpA (a)                                         143,520
                                                      7,339   Banca Popolare di Verona e Novara Scrl                        100,290
                                                    117,406   Intesa BCI SpA                                                375,482
                                                     21,941   San Paolo-IMI SpA                                             203,911
                                                     96,070   Unicredito Italiano SpA                                       457,836
                                                                                                                        -----------
                                                                                                                          1,506,469
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.0%         5,565   Italcementi SpA                                                63,164
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial               48,440   Fineco Group SpA (a)                                           26,011
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         69,689   Telecom Italia SpA                                            630,855
                 Telecommunication                   55,725   Telecom Italia SpA (Registered Shares)                        305,241
                 Services--0.5%                                                                                         -----------
                                                                                                                            936,096
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.3%            71,623   Enel SpA                                                      446,937
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment--0.1%          74,074   Pirelli SpA (a)                                                75,025
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--0.0%                 22,512   Parmalat Finanziaria SpA                                       70,808
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities--0.0%                 11,664   Snam Rete Gas SpA                                              45,809
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &             26,845   Snia SpA                                                       52,715
                 Supplies--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &                4,473   Autogrill SpA (a)                                              48,797
                 Leisure--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.6%                     13,965   Alleanza Assicurazioni                                        132,784
                                                     28,636   Assicurazioni Generali                                        663,602
                                                     13,239   Riunione Adriatica di Sicurta SpA                             200,832
                                                                                                                        -----------
                                                                                                                            997,218
                 ------------------------------------------------------------------------------------------------------------------
                 Internet Software &                  9,266   Tiscali SpA (a)                                                47,446
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.2%                         15,754   Gruppo Editoriale L'Espresso SpA                               62,450
                                                     11,887   Mediaset SpA                                                  100,604
                                                      5,198   Mondadori (Arnoldo) Editore SpA                                37,725
                                                    104,262   Seat Pagine Gialle SpA (a)                                     72,436
                                                                                                                        -----------
                                                                                                                            273,215
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--0.6%                     62,764   ENI SpA                                                       949,372
                                                      1,875   ENI SpA (ADR) (b)                                             142,575
                                                                                                                        -----------
                                                                                                                          1,091,947
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel &                  5,296   Benetton Group SpA                                             54,978
                 Luxury Goods--0.1%                   4,032   Bulgari SpA                                                    22,368
                                                      1,412   Luxottica Group SpA                                            19,333
                                                                                                                        -----------
                                                                                                                             96,679
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless                           115,617   Telecom Italia Mobile (TIM) SpA                               569,711
                 Telecommunication
                 Services--0.3%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Italy (Cost--$6,623,487)--3.8%       6,726,492
===================================================================================================================================


                                    22 & 23

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Japan            Air Freight & Logistics--0.1%       19,000   Yamato Transport Co., Ltd.                                $   210,294
                 ------------------------------------------------------------------------------------------------------------------
                 Airlines--0.0%                      28,000   Japan Airlines System Corporation                              61,095
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components--0.4%               17,000   Bridgestone Corp.                                             230,772
                                                     17,600   Denso Corporation                                             278,932
                                                      9,000   NGK Spark Plug Co., Ltd.                                       63,111
                                                     20,000   Sanden Corporation                                             95,107
                                                                                                                        -----------
                                                                                                                            667,922
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles--2.0%                   22,400   Honda Motor Co., Ltd.                                         848,803
                                                     71,000   Nissan Motor Co., Ltd.                                        678,809
                                                     81,300   Toyota Motor Corporation                                    2,105,709
                                                                                                                        -----------
                                                                                                                          3,633,321
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages--0.3%                     20,000   Asahi Breweries Limited                                       120,758
                                                     23,000   Kirin Brewery Company, Ltd.                                   161,666
                                                     43,000   Sapporo Breweries Limited                                     106,000
                                                      8,000   Takara Shuzo Co., Ltd.                                         43,173
                                                                                                                        -----------
                                                                                                                            431,597
                 ------------------------------------------------------------------------------------------------------------------
                 Building Products--0.4%             15,000   Asahi Glass Company, Limited                                   93,067
                                                      8,000   Daikin Industries, Ltd.                                       146,908
                                                     23,000   Nippon Sheet Glass Company, Ltd.                               68,957
                                                      9,000   Tostem Corporation                                            129,669
                                                     16,000   Toto Limited                                                   95,007
                                                                                                                        -----------
                                                                                                                            533,608
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets--0.6%               39,000   Daiwa Securities Group Inc.                                   224,110
                                                     28,000   The Nikko Securities Co., Ltd.                                112,396
                                                     53,000   The Nomura Securities Co., Ltd.                               672,680
                                                                                                                        -----------
                                                                                                                          1,009,186
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--1.0%                     43,000   Asahi Chemical Industry Co., Ltd.                             122,832
                                                      3,000   Daicel Chemical Industries, Ltd.                                9,519
                                                     30,000   Dainippon Ink and Chemicals, Inc.                              60,712
                                                      3,000   Denki Kagaku Kogyo Kabushiki Kaisha                             8,320
                                                     11,000   Ishihara Sangyo Kaisha, Ltd.                                   18,597
                                                     13,000   Kaneka Corporation                                             80,117
                                                      8,000   Kuraray Co., Ltd.                                              52,501
                                                     45,000   Mitsubishi Chemical Corporation                                91,818
                                                     18,000   Mitsubishi Gas Chemical Company, Inc.                          38,076
                                                      5,000   Mitsui Chemicals Inc.                                          23,111
                                                     16,000   Nissan Chemical Industries, Ltd.                               85,547
                                                      5,800   Nitto Denko Corporation                                       189,831
                                                     10,600   Shin-Etsu Chemical Co., Ltd.                                  361,940
                                                     58,000   Showa Denko K.K. (a)                                          100,954
                                                     32,000   Sumitomo Chemical Co., Ltd.                                   100,471
                                                     22,000   Teijin Limited                                                 54,966
                                                     37,000   Toray Industries, Inc.                                         85,971
                                                      3,000   Tosoh Corporation                                               6,696
                                                     13,000   Ube Industries, Ltd.                                           19,163
                                                                                                                        -----------
                                                                                                                          1,511,142
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.9%              12,000   The 77 Bank, Ltd.                                              54,466
                                                      5,000   The Bank of Fukuoka, Ltd.                                      19,196
                                                     26,000   The Bank of Yokohama, Ltd.                                     84,880
                                                      2,000   The Chiba Bank, Ltd.                                            7,096
                                                    152,000   Daiwa Bank Holdings, Inc. (a)                                 105,068
                                                     13,000   The Gunma Bank Ltd.                                            59,113
                                                      5,000   The Hokuriku Bank, Ltd.                                         7,662
                                                     23,000   The Joyo Bank, Ltd.                                            64,168
                                                        104   Mitsubishi Tokyo Financial Group, Inc.                        470,306
                                                     22,000   Mitsui Trust Holdings, Inc.                                    48,370
                                                        130   Mizuho Financial Group, Inc.                                  102,744
                                                     18,000   The Shizuoka Bank, Ltd.                                       120,675
                                                         71   Sumitomo Mitsui Financial Group, Inc.                         154,920
                                                     16,000   The Sumitomo Trust and Banking Co., Ltd.                       55,299
                                                         98   UFJ Holdings, Inc.                                            143,644
                                                                                                                        -----------
                                                                                                                          1,497,607
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services &                2,000   Benesse Corporation                                            34,478
                 Supplies--0.3%                      24,000   Dai Nippon Printing Co., Ltd.                                 253,841
                                                      5,000   Kokuyo Co., Ltd.                                               47,637
                                                        500   Meitec Corp.                                                   15,199
                                                      7,500   Secom Co., Ltd.                                               219,863
                                                     14,000   Toppan Printing Co., Ltd.                                     100,271
                                                                                                                        -----------
                                                                                                                            671,289
                 ------------------------------------------------------------------------------------------------------------------
                 Computers &                         40,000   Fujitsu Limited (a)                                           163,898
                 Peripherals--0.4%                    6,000   Mitsumi Electric Company, Ltd.                                 62,011
                                                     42,000   NEC Corporation (a)                                           209,869
                                                        400   Oracle Corporation Japan                                       14,391
                                                     79,000   Toshiba Corporation                                           271,722
                                                                                                                        -----------
                                                                                                                            721,891
                 ------------------------------------------------------------------------------------------------------------------
                 Construction &                      15,000   JGC Corporation                                               100,937
                 Engineering--0.1%                   29,000   Kajima Corporation                                             68,832
                                                      9,000   Kinden Corporation                                             30,206
                                                     15,000   Nippon COMSYS Corporation                                      76,452
                                                     25,000   Obayashi Corporation                                           76,619
                                                     16,000   Shimizu Corporation                                            44,372
                                                     27,000   Taisei Corporation                                             53,067
                                                      3,000   Toda Corporation                                                6,446
                                                                                                                        -----------
                                                                                                                            456,931
                 ------------------------------------------------------------------------------------------------------------------


                                    24 & 25

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Japan            Construction Materials--0.0%         2,000   Sumitomo Osaka Cement Co., Ltd.                           $     3,931
(continued)                                          10,000   Taiheiyo Cement Corporation                                    17,156
                                                                                                                        -----------
                                                                                                                             21,087
                 ------------------------------------------------------------------------------------------------------------------
                 Consumer Finance--0.4%               2,100   Acom Co., Ltd.                                                 75,903
                                                        650   Aiful Corporation                                              27,716
                                                      6,500   Credit Saison Co., Ltd.                                       106,588
                                                      3,200   Orix Corporation                                              176,956
                                                      2,200   Promise Co., Ltd.                                              82,265
                                                      3,020   Takefuji Corporation                                          156,690
                                                                                                                        -----------
                                                                                                                            626,118
                 ------------------------------------------------------------------------------------------------------------------
                 Containers &                         5,000   Toyo Seikan Kaisha, Ltd.                                       46,762
                 Packaging--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                            163   Nippon Telegraph & Telephone Corporation (NTT)                639,375
                 Telecommunication
                 Services--0.4%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.9%            22,000   Chubu Electric Power Company, Incorporated                    401,249
                                                     23,500   Kansai Electric Power Company, Inc.                           370,677
                                                      7,100   Kyushu Electric Power Company, Incorporated                   110,513
                                                     16,900   Tohoku Electric Power Co., Inc.                               249,964
                                                     31,900   Tokyo Electric Power                                          609,706
                                                                                                                        -----------
                                                                                                                          1,742,109
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment--0.3%          16,000   Fujikura Ltd. (a)                                              52,767
                                                     35,000   The Furukawa Electric Co., Ltd.                               114,262
                                                      4,000   Matsushita Electric Works, Ltd.                                23,685
                                                     49,000   Mitsubishi Electric Corporation                               159,151
                                                     14,000   Sumitomo Electric Industries                                  102,253
                                                                                                                        -----------
                                                                                                                            452,118
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &               8,000   Alps Electric Co., Ltd.                                       102,469
                 Instruments--1.1%                    8,000   Anritsu Corp. (a)                                              43,639
                                                     13,000   Citizen Watch Co.                                              69,831
                                                      8,000   Dainippon Screen Mfg. Co., Ltd. (a)                            39,176
                                                        900   Hirose Electric Co., Ltd.                                      74,428
                                                     87,000   Hitachi Ltd.                                                  368,795
                                                      2,400   Hoya Corporation                                              165,297
                                                      1,300   Keyence Corporation                                           238,184
                                                      4,200   Kyocera Corporation                                           240,300
                                                        200   Mabuchi Motor Co., Ltd.                                        15,290
                                                      6,800   Murata Manufacturing Co., Ltd.                                267,300
                                                      1,800   Nidec Corporation                                             118,876
                                                      8,000   Omron Corporation                                             134,916
                                                      2,100   TDK Corporation                                               103,710
                                                      6,000   Taiyo Yuden Co., Ltd.                                          58,463
                                                      8,000   Yokogawa Electric Corporation                                  61,761
                                                                                                                        -----------
                                                                                                                          2,102,435
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples                       9,000   Ito-Yokado Co., Ltd.                                          215,490
                 Retailing--0.3%                      9,000   JUSCO Co., Ltd.                                               206,121
                                                      2,000   Keio Electric Railway Co., Ltd.                                 9,128
                                                      1,000   Lawson Inc.                                                    27,483
                                                     10,000   Seven-Eleven Japan Co., Ltd.                                  249,011
                                                      4,000   Uny Co., Ltd.                                                  34,445
                                                                                                                        -----------
                                                                                                                            741,678
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--0.2%                 22,000   Ajinomoto Co., Inc.                                           210,702
                                                      1,000   Nichirei Corporation                                            3,489
                                                     10,000   Nippon Meat Packers, Inc.                                      94,441
                                                      2,800   Nissin Food Products Co., Ltd.                                 58,413
                                                        500   Snow Brand Milk Products Co., Ltd. (a)                          1,253
                                                      2,000   Yakult Honsha Co., Ltd.                                        26,817
                                                      7,000   Yamazaki Baking Co., Ltd.                                      44,597
                                                                                                                        -----------
                                                                                                                            439,712
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities--0.2%                 54,000   Osaka Gas Co.                                                 133,567
                                                     56,000   Tokyo Gas Co.                                                 160,899
                                                                                                                        -----------
                                                                                                                            294,466
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &              9,000   Olympus Optical Co., Ltd.                                     186,259
                 Supplies--0.2%                       7,600   Terumo Corporation                                            126,271
                                                                                                                        -----------
                                                                                                                            312,530
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &                1,700   Oriental Land Co., Ltd                                         74,470
                 Leisure--0.0%                        2,000   Skylark Co., Ltd.                                              23,735
                                                                                                                        -----------
                                                                                                                             98,205
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables--1.4%            11,000   Casio Computer Co., Ltd.                                       70,264
                                                      2,000   Daito Trust Construction Co., Ltd.                             42,057
                                                     15,000   Daiwa House Industry Co., Ltd.                                103,186
                                                     60,000   Matsushita Electric Industrial Company, Ltd.                  594,129
                                                      6,800   Pioneer Corporation                                           152,904
                                                     56,000   Sanyo Electric Co., Ltd.                                      191,680
                                                     25,000   Sekisui Chemical Co., Ltd.                                     84,531
                                                     12,000   Sekisui House, Ltd.                                            90,943
                                                     32,000   Sharp Corporation                                             410,677
                                                     23,700   Sony Corporation                                              667,133
                                                                                                                        -----------
                                                                                                                          2,407,504
                 ------------------------------------------------------------------------------------------------------------------
                 Household Products--0.2%            17,000   Kao Corporation                                               316,427
                                                        400   Uni-Charm Corporation                                          17,289
                                                                                                                        -----------
                                                                                                                            333,716
                 ------------------------------------------------------------------------------------------------------------------


                                     26 & 27

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Japan            IT Services--0.2%                    3,200   CSK Corporation                                           $    87,146
(continued)                                              30   NTT Data Corporation                                           92,442
                                                        400   Toyo Information Systems Co., Ltd.                              7,662
                                                                                                                        -----------
                                                                                                                            187,250
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.4%                         44   Millea Holdings, Inc.                                         336,390
                                                     38,000   Mitsui Marine and Fire Insurance Company, Ltd.                176,273
                                                     17,000   The Yasuda Fire & Marine Insurance Co. Ltd.                    92,734
                                                                                                                        -----------
                                                                                                                            605,397
                 ------------------------------------------------------------------------------------------------------------------
                 Internet Software &                 10,100   Softbank Corp.                                                191,360
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment &                 11,000   Fuji Photo Film                                               317,885
                 Products--0.4%                      16,000   Konica Corporation                                            182,153
                                                      3,500   Shimano Inc.                                                   55,032
                                                      6,000   Yamaha Corporation                                             82,249
                                                                                                                        -----------
                                                                                                                            637,319
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery--0.6%                      5,000   Amada Co., Ltd.                                                16,073
                                                     13,000   Ebara Corporation                                              45,688
                                                      2,100   Fanuc Ltd.                                                    104,060
                                                     27,000   Ishikawajima-Harima Heavy Industries Co., Ltd.                 30,356
                                                     61,000   Kawasaki Heavy Industries Ltd.                                 62,486
                                                     25,000   Komatsu Ltd.                                                   95,773
                                                     12,000   Koyo Seiko Co.                                                 85,846
                                                     39,000   Kubota Corporation                                            105,884
                                                      3,000   Kurita Water Industries Ltd.                                   33,204
                                                     17,000   Minebea Company Ltd.                                           67,391
                                                     72,000   Mitsubishi Heavy Industries, Ltd.                             186,483
                                                     15,000   Mitsui Engineering & Shipbuilding Co., Ltd.                    18,863
                                                     13,000   NGK Insulators, Ltd.                                           72,105
                                                     14,000   NSK Limited                                                    44,539
                                                      3,000   NTN Corporation                                                11,093
                                                      2,200   SMC Corporation                                               185,234
                                                     30,000   Sumitomo Heavy Industries, Ltd. (a)                            44,472
                                                      8,000   Takuma Co., Ltd.                                               38,909
                                                                                                                        -----------
                                                                                                                          1,248,459
                 ------------------------------------------------------------------------------------------------------------------
                 Marine--0.1%                         2,000   Kawasaki Kisen Kaisha, Ltd.                                     4,830
                                                     46,000   Nippon Yusen Kabushiki Kaisha                                 179,288
                                                                                                                        -----------
                                                                                                                            184,118
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.0%                            600   Asatsu-Dk Inc.                                                 10,743
                                                          9   Dentsu Inc.                                                    28,032
                                                         13   Fuji Television Network, Incorporated                          45,905
                                                      5,000   Toho Co., Ltd.                                                 43,889
                                                      4,000   Tokyo Broadcasting System, Inc.                                48,736
                                                                                                                        -----------
                                                                                                                            177,305
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.3%                4,000   Dowa Mining Co., Ltd.                                          15,357
                                                      9,100   JFE Holdings, Inc.                                            136,415
                                                     35,000   Mitsubishi Materials Corporation                               44,889
                                                     20,000   Mitsui Mining & Smelting Co., Ltd.                             59,130
                                                    198,000   Nippon Steel Corporation                                      272,080
                                                    107,000   Sumitomo Metal Industries, Ltd.                                73,962
                                                     19,000   Sumitomo Metal Mining Co.                                      72,788
                                                                                                                        -----------
                                                                                                                            674,621
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail--0.1%               9,000   The Daimaru, Inc.                                              36,127
                                                      6,000   Hankyu Department Stores, Inc.                                 34,928
                                                      8,000   Isetan Company Ltd.                                            53,900
                                                      6,000   Marui Co., Ltd.                                                53,317
                                                     16,000   Mitsukoshi, Ltd.                                               42,107
                                                     19,000   Takashimaya Co., Ltd.                                          94,466
                                                                                                                        -----------
                                                                                                                            314,845
                 ------------------------------------------------------------------------------------------------------------------
                 Office Electronics--0.8%            23,000   Canon, Inc.                                                 1,055,424
                                                     21,000   Ricoh Co., Ltd.                                               343,136
                                                                                                                        -----------
                                                                                                                          1,398,560
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--0.1%                     33,500   Nippon Mining Holdings, Inc.                                   72,538
                                                     54,000   Nippon Mitsubishi Oil Corp.                                   234,304
                                                      6,000   Showa Shell Sekiyu K.K.                                        43,073
                                                                                                                        -----------
                                                                                                                            349,915
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest                          22   Nippon Unipac Holding                                          85,930
                 Products--0.2%                      27,000   Oji Paper Co., Ltd.                                           118,051
                                                                                                                        -----------
                                                                                                                            203,981
                 ------------------------------------------------------------------------------------------------------------------
                 Personal Products--0.1%              7,000   Kanebo, Ltd. (a)                                                8,278
                                                     15,000   Shiseido Company, Limited                                     145,784
                                                                                                                        -----------
                                                                                                                            154,062
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals--1.2%                8,900   Chugai Pharmaceutical Co., Ltd.                               101,100
                                                      8,000   Daiichi Pharmaceutical Co., Ltd.                              104,202
                                                      6,000   Eisai Company, Ltd.                                           123,423
                                                     10,000   Fujisawa Pharmaceutical Co., Ltd.                             187,383
                                                      8,000   Kaken Pharmaceutical Co., Ltd.                                 42,907
                                                      7,000   Kyowa Hakko Kogyo Co., Ltd.                                    37,776
                                                     13,000   Sankyo Company, Ltd.                                          155,253
                                                      8,000   Shionogi & Co., Ltd.                                          108,399
                                                      4,000   Taisho Pharmaceutical Company, Ltd.                            57,764
                                                     23,000   Takeda Chemical Industries, Ltd.                              848,553
                                                      6,000   Yamanouchi Pharmaceutical Co., Ltd.                           156,402
                                                                                                                        -----------
                                                                                                                          1,923,162
                 ------------------------------------------------------------------------------------------------------------------

                                    28 & 29

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Japan            Real Estate--0.4%                       21   Japan Real Estate Investment Corporation                  $   113,329
(concluded)                                          19,000   Mitsubishi Estate Company, Limited                            128,645
                                                     23,000   Mitsui Fudosan Co., Ltd.                                      146,917
                                                         22   Office Building Fund of Japan Incorporated                    120,375
                                                     17,000   Sumitomo Realty & Development Co., Ltd.                        75,603
                                                                                                                        -----------
                                                                                                                            584,869
                 ------------------------------------------------------------------------------------------------------------------
                 Road & Rail--0.7%                       31   Central Japan Railway Company                                 222,028
                                                         92   East Japan Railway Company                                    409,144
                                                     15,000   Keihin Electric Express Railway Co., Ltd.                      73,329
                                                     39,000   Kinki Nippon Railway Co., Ltd.                                101,337
                                                     37,000   Nippon Express Co., Ltd.                                      143,594
                                                     13,000   Seino Transportation Co., Ltd.                                 74,379
                                                      6,000   Tobu Railway Co., Ltd.                                         17,039
                                                     33,000   Tokyu Corporation                                             106,359
                                                         46   West Japan Railway Company                                    174,308
                                                                                                                        -----------
                                                                                                                          1,321,517
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors &                     2,000   Advantest Corporation                                          88,611
                 Semiconductor                       10,000   Nikon Corporation                                              82,365
                 Equipment--0.5%                      2,800   Rohm Company Ltd.                                             305,243
                                                      4,400   Tokyo Electron Limited                                        208,503
                                                                                                                        -----------
                                                                                                                            684,722
                 ------------------------------------------------------------------------------------------------------------------
                 Software--0.1%                       2,600   Konami Co., Ltd.                                               46,554
                                                      3,100   Namco Ltd.                                                     49,466
                                                      2,600   Nintendo Company Ltd.                                         189,032
                                                      4,800   Sega Enterprises Ltd. (a)                                      34,099
                                                      4,000   Trend Micro Incorporated (a)                                   62,128
                                                                                                                        -----------
                                                                                                                            381,279
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail--0.0%               2,800   Aoyamma Trading Co., Ltd.                                      37,310
                                                      1,300   Autobacs Seven Co., Ltd.                                       24,306
                                                      1,000   Fast Retailing Co., Ltd.                                       30,897
                                                        600   Shimamura Co., Ltd.                                            33,129
                                                        600   Yamada Denki Co. Ltd.                                          13,242
                                                                                                                        -----------
                                                                                                                            138,884
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel &                  1,000   Nisshinbo Industries Inc.                                       4,580
                 Luxury Goods--0.0%                   4,000   Onward Kashiyama Co., Ltd.                                     32,313
                                                      2,000   Toyobo Co., Ltd.                                                3,481
                                                      5,000   Wacoal Corp.                                                   38,934
                                                      1,600   World Co., Ltd.                                                30,314
                                                                                                                        -----------
                                                                                                                            109,622
                 ------------------------------------------------------------------------------------------------------------------
                 Tobacco--0.1%                           25   Japan Tobacco, Inc.                                           135,124
                 ------------------------------------------------------------------------------------------------------------------
                 Trading Companies &                 35,000   ITOCHU Corporation                                             88,028
                 Distributors--0.5%                  61,000   Marubeni Corporation                                           79,250
                                                     22,000   Mitsubishi Corporation                                        152,621
                                                     47,000   Mitsui & Co., Ltd.                                            235,636
                                                     21,000   Sumitomo Corporation                                           96,889
                                                                                                                        -----------
                                                                                                                            652,424
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation                       8,000   Mitsubishi Logistics Corp.                                     48,370
                 Infrastructure--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless                               489   NTT DoCoMo, Inc.                                            1,058,838
                 Telecommunication
                 Services--0.6%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Japan (Cost--$39,717,175)--19.6%    35,029,701
===================================================================================================================================
Netherlands      Air Freight & Logistics--0.1%       10,581   TNT Post Group NV                                             183,718
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages--0.1%                      6,000   Heineken NV                                                   212,904
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--0.2%                      8,649   Akzo Nobel NV                                                 229,232
                                                      1,361   DSM NV                                                         57,390
                                                                                                                        -----------
                                                                                                                            286,622
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.5%              46,408   ABN AMRO Holding NV                                           887,322
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services &                7,896   Vedior NV 'A'                                                  71,545
                 Supplies--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial               49,607   ING Groep NV                                                  861,898
                 Services--0.5%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         52,705   KPN NV (a)                                                    373,432
                 Telecommunication
                 Services--0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Energy Equipment &                     926   IHC Caland NV                                                  47,278
                 Service--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples                      17,283   Koninklijke Ahold NV                                          143,493
                 Retailing--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--0.6%                  7,546   Koninklijke Numico NV                                         116,117
                                                     16,207   Unilever NV 'A'                                               869,520
                                                                                                                        -----------
                                                                                                                            985,637
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables--0.4%            37,983   Koninklijke (Royal) Philips Electronics NV (a)                722,310
                 ------------------------------------------------------------------------------------------------------------------


                                    30 & 31

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Netherlands      Insurance--0.2%                     40,525   Aegon NV                                                  $   405,801
(concluded)      Media--0.3%                         14,552   Elsevier NV                                                   171,620
                                                      7,054   VNU NV                                                        217,335
                                                     10,798   Wolters Kluwer NV 'A'                                         130,199
                                                                                                                        -----------
                                                                                                                            519,154
                 ------------------------------------------------------------------------------------------------------------------
                 Office Electronics--0.0%               194   Oce NV                                                          2,003
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--1.6%                     62,651   Royal Dutch Petroleum Company                               2,908,027
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate--0.0%                    1,655   Corio NV                                                       53,253
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors &                    15,150   ASM Lithography Holding NV (a)                                143,877
                 Semiconductor
                 Equipment--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail--0.0%               1,228   Vendex KBB NV                                                  14,215
                 ------------------------------------------------------------------------------------------------------------------
                 Trading Companies &                  2,945   Hagemeyer NV                                                   11,329
                 Distributors--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in the Netherlands
                                                              (Cost--$10,725,151)--5.0%                                   8,833,818
===================================================================================================================================
New Zealand      Construction Materials--0.0%        20,926   Fletcher Building Limited                                      44,962
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         62,565   Telecom Corporation of New Zealand Limited                    191,934
                 Telecommunication
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.1%            31,055   Contact Energy Limited                                         91,815
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &              1,054   Fisher & Paykel Industries Limited                              7,615
                 Supplies--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables--0.0%             1,098   Fisher & Paykel Appliances Holdings Limited                     8,775
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail--0.0%              16,257   The Warehouse Group Limited                                    49,301
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest                       7,526   Carter Holt Harvey Limited                                      7,887
                 Products--0.0%                       9,927   Fletcher Challenge Forests (a)                                  6,684
                                                                                                                        -----------
                                                                                                                             14,571
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation                      16,200   Auckland International Airport Limited                         58,139
                 Infrastructure--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in New Zealand (Cost--$312,613)--0.3%     467,112
===================================================================================================================================
Norway           Airlines--0.0%                       2,392   SAS AB (a)                                                     12,924
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages--0.0%                      2,153   Orkla ASA 'A'                                                  37,283
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.1%              22,060   DNB Holding ASA                                               108,796
                 ------------------------------------------------------------------------------------------------------------------
                 Communications                       2,592   Tandberg ASA (a)                                               13,430
                 Equipment--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                          8,900   Telenor A/S (ADR) (b)                                         113,475
                 Telecommunication
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Energy Equipment &                   4,090   Aker Kvaerner ASA (a)                                          53,963
                 Service--0.1%                        3,691   Smedvig ASA 'A'                                                23,470
                                                                                                                        -----------
                                                                                                                             77,433
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.0%                     18,604   Storebrand ASA (a)                                             74,742
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery--0.0%                      2,598   Tomra Systems ASA                                              11,157
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.0%                          3,568   Schibsted ASA                                                  49,429
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--0.2%                      5,649   Norsk Hydro ASA                                               277,817
                 ------------------------------------------------------------------------------------------------------------------
                                                      6,904   Statoil ASA                                                    58,821
                                                                                                                        -----------
                                                                                                                            336,638
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest                       3,089   Norske Skogindustrier ASA                                      46,217
                 Products--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Norway (Cost--$978,317)--0.5%          881,524
===================================================================================================================================
Portugal         Commercial Banks--0.3%              41,741   BPI-SGPS, SA (Registered Shares)                              117,916
                                                     48,091   Banco Comercial Portugues, SA (BCP) (Registered Shares)        84,495
                                                      8,484   Banco Espirito Santo, SA (Registered Shares)                  125,680
                                                                                                                        -----------
                                                                                                                            328,091
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.0%        15,305   CIMPOR--Cimentos de Portugal, SGPS, SA                          58,175
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                         22,054   Portugal Telecom SA (Registered Shares)                       158,032
                 Telecommunication
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.0%            34,389   Eletricidade de Portugal, SA (EDP)                             73,452
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing--0.0%       3,120   Jeronimo Martins SGPS, SA (a)                                  24,686
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates--0.0%       2,561   Sonae, S.G.P.S., SA (a)                                         1,441
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.0%                          2,349   PT Multimedia-Servicos de Telecomunicacoes e Multimedia,
                                                              SGPS, SA (a)                                                   41,136
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation                      11,704   Brisa--Auto Estradas de Portugal, SA                           65,857
                 Infrastructure--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Portugal (Cost--$853,320)--0.4%        750,870
===================================================================================================================================


                                    32 & 33

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Singapore        Aerospace & Defense--0.0%           56,213   Singapore Technologies Engineering Ltd.                   $    55,543
                 ------------------------------------------------------------------------------------------------------------------
                 Airlines--0.1%                      20,582   Singapore Airlines Limited                                    121,552
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages--0.0%                      4,263   Fraser & Neave Limited                                         20,819
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.4%              26,751   DBS Group Holdings Limited                                    156,465
                                                     32,598   Oversea-Chinese Banking Corporation Ltd.                      185,111
                                                     43,204   United Overseas Bank Ltd.                                     304,219
                                                                                                                        -----------
                                                                                                                            645,795
                 ------------------------------------------------------------------------------------------------------------------
                 Computers & Peripherals--0.0%        5,907   Creative Technology Limited                                    47,296
                 ------------------------------------------------------------------------------------------------------------------
                 Distributors--0.0%                   2,461   Cycle & Carriage Ltd.                                           6,903
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                        103,718   Singapore Telecommunications, Ltd.                             88,935
                 Telecommunication
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &              11,000   Venture Manufacturing (Singapore) Ltd.                        100,568
                 Instruments--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &                2,631   Overseas Union Enterprise Ltd.                                 10,458
                 Leisure--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial                           1,766   Haw Par Corporation Ltd.                                        4,352
                 Conglomerates--0.1%                 33,914   Keppel Corporation Ltd.                                        94,366
                                                     24,154   Sembcorp Industries Limited                                    17,557
                                                                                                                        -----------
                                                                                                                            116,275
                 ------------------------------------------------------------------------------------------------------------------
                 Marine--0.0%                        18,873   Neptune Orient Lines Limited (a)                               15,861
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.0%                          5,792   Singapore Press Holdings Ltd.                                  60,189
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate--0.0%                   33,833   Capitaland Limited                                             23,823
                                                     20,535   City Developments Limited                                      51,775
                                                                                                                        -----------
                                                                                                                             75,598
                 ------------------------------------------------------------------------------------------------------------------
                 Road & Rail--0.0%                  104,816   ComfortDelGro Corporation Limited (a)                          47,914
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors &                    13,000   Chartered Semiconductor Manufacturing Limited (a)               6,718
                 Semiconductor                        1,120   Chartered Semiconductor Manufacturing
                 Equipment--0.0%                              Limited (ADR) (a)(b)                                            5,768
                                                                                                                        -----------
                                                                                                                             12,486
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Singapore (Cost--$1,659,325)--0.8%   1,426,192
===================================================================================================================================
South Africa     Beverages--0.1%                     27,200   SABMiller PLC                                                 182,117
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in South Africa (Cost--$194,019)--0.1%    182,117
===================================================================================================================================
Spain            Airlines--0.0%                      15,500   Iberia Lineas Aereas de Espana SA                              30,081
                 ------------------------------------------------------------------------------------------------------------------
                 Biotechnology--0.0%                  6,228   Zeltia, SA                                                     42,053
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--1.3%              83,773   Banco Bilbao Vizcaya, SA                                      880,236
                                                      5,888   Banco Popular Espanol SA                                      297,505
                                                    132,471   Banco Santander Central Hispano SA                          1,160,699
                                                                                                                        -----------
                                                                                                                          2,338,440
                 ------------------------------------------------------------------------------------------------------------------
                 Construction &                       1,897   ACS, Actividades de Construccion y Servicios, SA               80,928
                 Engineering--0.1%                    2,428   Fomento de Construcciones y Contratas SA                       67,837
                                                      6,180   Grupo Dragados SA                                             124,407
                                                                                                                        -----------
                                                                                                                            273,172
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                        138,653   Telefonica SA                                               1,609,736
                 Telecommunication                    1,081   Telefonica SA (ADR) (b)                                        37,370
                 Services--0.9%                                                                                         -----------
                                                                                                                          1,647,106
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.5%            25,765   Endesa SA                                                     431,382
                                                     20,100   Iberdrola SA                                                  348,074
                                                      8,715   Union Electrica Fenosa, SA                                    147,616
                                                                                                                        -----------
                                                                                                                            927,072
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities--0.1%                  6,184   Gas Natural SDG, SA 'E'                                       124,274
                 ------------------------------------------------------------------------------------------------------------------
                 IT Services--0.0%                      835   Amadeus Global Travel Distribution SA 'A'                       4,785
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.1%                      7,932   Corporacion Mapfre SA                                          84,711
                 ------------------------------------------------------------------------------------------------------------------
                 Internet Software &                 12,990   Terra Networks, SA (a)                                         78,613
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.1%                2,745   Acerinox SA                                                   104,906
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--0.2%                     27,190   Repsol-YPF, SA                                                440,878
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate--0.0%                    4,963   Vallehermoso SA                                                55,055
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail--0.1%               5,665   Industria de Disenso Textil, SA                               142,468
                 ------------------------------------------------------------------------------------------------------------------
                 Tobacco--0.1%                        6,366   Altadis                                                       163,168
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation                       6,334   Autopistas, Concesionaria Espanola SA                          88,520
                 Infrastructure--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Water Utilities--0.0%                3,496   Sociedad General de Aguas de Barcelona, SA                     47,774
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Spain (Cost--$5,373,299)--3.7%       6,593,076
===================================================================================================================================
Sweden           Airlines--0.0%                       1,680   SAS AB (a)                                                      9,218
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components--0.0%                  358   Trelleborg AB (Class B)                                         3,824
                 ------------------------------------------------------------------------------------------------------------------
                 Building Products--0.1%              8,188   Assa Abloy AB 'B'                                              79,272
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--0.5%              81,914   Nordbanken Holding AB                                         394,991
                                                     19,255   Skandinaviska Enskilda Banken (SEB) 'A'                       196,039
                                                     21,104   Svenska Handelsbanken AB                                      345,364
                                                                                                                        -----------
                                                                                                                            936,394
                 ------------------------------------------------------------------------------------------------------------------


                                    34 & 35

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
Sweden           Commercial Services &               12,631   Securitas AB 'B'                                          $   129,388
(concluded)      Supplies--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Communications                       1,407   Telefonaktiebolaget LM Ericsson (Sponsored ADR) (a)(b)         14,956
                 Equipment--0.2%                    380,392   Telefonaktiebolaget LM Ericsson AB 'B' (a)                    408,669
                                                                                                                        -----------
                                                                                                                            423,625
                 ------------------------------------------------------------------------------------------------------------------
                 Construction &                      11,713   Skanska AB 'B'                                                 66,869
                 Engineering--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial                1,010   OM Gruppen AB                                                   7,192
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                          3,784   Tele2 AB 'B' (a)                                              140,630
                 Telecommunication                   28,554   Telia AB                                                      118,426
                 Services--0.2%                                                                                         -----------
                                                                                                                            259,056
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Providers &              3,981   Gambro AB 'B'                                                  26,358
                 Services--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables--0.1%             9,442   Electrolux AB 'B'                                             186,364
                 ------------------------------------------------------------------------------------------------------------------
                 IT Services--0.0%                    4,275   WM-Data AB 'B' (a)                                              6,515
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.0%                     26,306   Skandia Forsakrings AB                                         69,996
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery--0.4%                      6,014   Atlas Copco AB 'A'                                            152,135
                                                      4,117   SKF AB 'B'                                                    118,805
                                                      8,210   Sandvik AB                                                    214,866
                                                      1,148   Volvo AB 'A'                                                   24,093
                                                      8,230   Volvo AB 'B'                                                  180,948
                                                                                                                        -----------
                                                                                                                            690,847
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.0%                          2,810   Modern Times Group MTG AB 'B' (a)                              43,177
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest                         277   Billerud                                                        3,235
                 Products--0.2%                       7,546   Svenska Cellulosa AB (SCA) 'B'                                257,819
                                                                                                                        -----------
                                                                                                                            261,054
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate--0.0%                    1,400   Drott AB 'B'                                                   17,664
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail--0.2%              16,531   Hennes & Mauritz AB 'B'                                       379,978
                 ------------------------------------------------------------------------------------------------------------------
                 Tobacco--0.1%                       11,456   Swedish Match AB                                               86,582
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Sweden (Cost--$4,190,200)--2.1%      3,683,373
===================================================================================================================================
Switzerland      Biotechnology--0.1%                    291   Serono SA 'B'                                                 171,006
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets--1.7%               33,776   Credit Suisse Group                                           888,941
                                                     37,606   UBS AG (Registered Shares)                                  2,091,921
                                                                                                                        -----------
                                                                                                                          2,980,862
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--0.4%                      2,833   Ciba Specialty Chemicals AG (Registered Shares)               171,500
                                                      1,294   Clariant AG (Registered Shares) (a)                            11,846
                                                        345   Givaudan (Registered Shares)                                  145,177
                                                      2,834   Lonza Group AG (Registered Shares)                            129,717
                                                      2,268   Syngenta AG                                                   113,689
                                                                                                                        -----------
                                                                                                                            571,929
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services &                4,777   Adecco SA (Registered Shares)                                 196,786
                 Supplies--0.1%                          62   SGS Societe Generale de Surveillance Holding SA 'R'            24,213
                                                                                                                        -----------
                                                                                                                            220,999
                 ------------------------------------------------------------------------------------------------------------------
                 Computers & Peripherals--0.0%          269   Logitech International SA (Registered Shares) (a)              10,088
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.1%         4,220   Holcim Ltd. (Registered Shares)                               155,927
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication          988   Swisscom AG (Registered Shares)                               280,817
                 Services--0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment--0.1%          43,465   ABB Ltd. (a)                                                  142,792
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &               1,763   Kudelski SA (Bearer) (a)                                       31,953
                 Instruments--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--1.4%                 12,235   Nestle SA (Registered Shares)                               2,524,589
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &                528   Centerpulse AG (Registered Shares) (a)                        142,081
                 Supplies--0.1%                          55   Synthes-Stratec Inc.                                           39,508
                                                                                                                        -----------
                                                                                                                            181,589
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.6%                     10,042   Swiss Re (Registered Shares)                                  556,386
                                                      4,302   Zurich Financial Services AG                                  512,918
                                                                                                                        -----------
                                                                                                                          1,069,304
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery--0.0%                        133   Sulzer AG (Registered Shares)                                  18,582
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals--2.6%               71,573   Novartis AG (Registered Shares)                             2,832,168
                                                     22,362   Roche Holding AG                                            1,754,060
                                                        911   Roche Holding AG (Bearer)                                     111,979
                                                                                                                        -----------
                                                                                                                          4,698,207
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors &                       136   Unaxis Holding AG 'R'                                          11,069
                 Semiconductor
                 Equipment--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel &                 15,784   Compagnie Financiere Richemont AG 'A'                         255,191
                 Luxury Goods--0.1%                     449   Swatch Group AG 'B'                                            40,689
                                                      2,276   Swatch Group AG (Registered Shares)                            41,418
                                                                                                                        -----------
                                                                                                                            337,298
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in Switzerland
                                                              (Cost--$13,689,447)--7.5%                                  13,407,011
===================================================================================================================================


                                    36 & 37

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
United Kingdom   Aerospace & Defense--0.2%          111,566   BAE Systems PLC                                           $   262,343
                                                     74,522   Rolls-Royce Group PLC                                         157,712
                                                                                                                        -----------
                                                                                                                            420,055
                 ------------------------------------------------------------------------------------------------------------------
                 Air Freight & Logistics--0.1%        9,717   Ocean Group PLC                                                99,735
                 ------------------------------------------------------------------------------------------------------------------
                 Airlines--0.0%                      16,342   British Airways PLC (a)                                        40,855
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components--0.1%               21,805   GKN PLC                                                        80,059
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles--0.0%                    1,025   TI Automotive Limited 'A' (a)                                       0
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages--0.6%                     88,284   Diageo PLC                                                    942,561
                                                     16,039   Scottish & Newcastle PLC                                       97,001
                                                                                                                        -----------
                                                                                                                          1,039,562
                 ------------------------------------------------------------------------------------------------------------------
                 Biotechnology--0.1%                 14,811   Celltech Group PLC (a)                                         83,830
                 ------------------------------------------------------------------------------------------------------------------
                 Building Products--0.0%             53,235   Pilkington PLC                                                 58,198
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets--0.2%               23,991   3i Group PLC                                                  223,676
                                                      9,940   Amvescap PLC                                                   68,562
                                                      2,797   Close Brothers Group PLC                                       29,885
                                                     12,480   Man Group PLC                                                 246,303
                                                      4,105   Schroders PLC                                                  42,658
                                                                                                                        -----------
                                                                                                                            611,084
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals--0.1%                     18,186   BOC Group PLC                                                 233,325
                                                     21,892   Imperial Chemical Industries PLC                               44,343
                                                                                                                        -----------
                                                                                                                            277,668
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks--5.8%             188,577   Barclays PLC                                                1,400,310
                                                    118,418   HBOS PLC                                                    1,532,970
                                                    310,085   HSBC Holdings PLC                                           3,663,674
                                                      4,900   HSBC Holdings PLC (ADR) (b)                                   289,639
                                                    145,116   Lloyds TSB Group PLC                                        1,030,289
                                                      2,530   Lloyds TSB Group PLC (ADR) (b)                                 73,395
                                                     83,854   Royal Bank of Scotland Group PLC                            2,352,317
                                                                                                                        -----------
                                                                                                                         10,342,594
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services &               31,990   Brambles Industries PLC                                        86,573
                 Supplies--0.3%                       5,197   Bunzl PLC                                                      36,426
                                                     29,810   Capita Group PLC                                              111,172
                                                     13,844   Chubb PLC                                                      17,248
                                                     68,298   Hays PLC                                                      108,194
                                                     66,396   Rentokil Initial PLC                                          207,348
                                                      2,405   Serco Group PLC                                                 6,350
                                                                                                                        -----------
                                                                                                                            573,311
                 ------------------------------------------------------------------------------------------------------------------
                 Construction &                      18,532   AMEC PLC                                                       79,509
                 Engineering--0.1%                   30,308   BICC PLC                                                       96,525
                                                                                                                        -----------
                                                                                                                            176,034
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials--0.1%         8,834   BPB PLC                                                        44,753
                                                     28,353   Hanson PLC                                                    158,022
                                                      7,554   RMC Group PLC                                                  57,558
                                                                                                                        -----------
                                                                                                                            260,333
                 ------------------------------------------------------------------------------------------------------------------
                 Consumer Finance--0.0%               7,073   Provident Financial PLC                                        74,406
                 ------------------------------------------------------------------------------------------------------------------
                 Containers &                        16,452   Rexam PLC                                                     103,435
                 Packaging--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                        263,060   BT Group PLC                                                  884,455
                 Telecommunication                      900   BT Group PLC (ADR) (b)                                         30,294
                 Services--0.6%                      48,379   Cable & Wireless PLC                                           90,211
                                                                                                                        -----------
                                                                                                                          1,004,960
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities--0.4%            29,957   Scottish and Southern Energy PLC                              308,465
                                                     50,102   ScottishPower PLC                                             300,940
                                                        993   ScottishPower PLC (ADR) (b)                                    24,140
                                                                                                                        -----------
                                                                                                                            633,545
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment--0.0%           1,460   Kidde PLC                                                       2,048
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &              12,308   Electrocomponents PLC                                          65,906
                 Instruments--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples                      20,529   Boots Group PLC                                               219,685
                 Retailing--0.8%                     31,443   J Sainsbury PLC                                               131,789
                                                     38,721   Safeway PLC                                                   164,531
                                                    233,934   Tesco PLC                                                     846,362
                                                                                                                        -----------
                                                                                                                          1,362,367
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products--0.5%                 70,284   Cadbury Schweppes PLC                                         415,205
                                                      8,252   Tate & Lyle PLC                                                46,638
                                                     75,508   Unilever PLC                                                  601,192
                                                                                                                        -----------
                                                                                                                          1,063,035
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities--0.3%                150,436   Centrica PLC                                                  436,285
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment &             27,874   Nycomed Amersham PLC                                          209,168
                 Supplies--0.2%                       3,902   Seton Scholl Healthcare Group PLC                              18,930
                                                     23,723   Smith & Nephew PLC                                            136,328
                                                                                                                        -----------
                                                                                                                            364,426
                 ------------------------------------------------------------------------------------------------------------------


                                    38 & 39

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
United Kingdom   Hotels, Restaurants &                6,324   Carnival PLC                                              $   192,125
(continued)      Leisure--0.7%                       62,507   Compass Group PLC                                             337,029
                                                     69,991   Hilton Group PLC                                              212,512
                                                     28,847   InterContinental Hotels Group PLC (a)                         204,691
                                                     40,487   Mitchells & Butlers PLC (a)                                   156,165
                                                     29,178   Rank Group PLC                                                119,889
                                                      1,813   Whitbread PLC                                                  20,284
                                                                                                                        -----------
                                                                                                                          1,242,695
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables--0.1%               546   Barratt Developments PLC                                        3,892
                                                     21,841   George Wimpey PLC                                             106,321
                                                      1,561   Taylor Woodrow PLC                                              5,178
                                                                                                                        -----------
                                                                                                                            115,391
                 ------------------------------------------------------------------------------------------------------------------
                 Household Products--0.2%            21,576   Reckitt Benckiser PLC                                         395,912
                 ------------------------------------------------------------------------------------------------------------------
                 IT Services--0.1%                   45,320   Logica PLC                                                    107,129
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial                           9,108   FKI PLC                                                        11,986
                 Conglomerates--0.2%                 13,554   Smiths Industries PLC                                         157,234
                                                     40,701   Tomkins PLC                                                   152,459
                                                                                                                        -----------
                                                                                                                            321,679
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance--0.7%                     67,201   AVIVA PLC                                                     466,577
                                                     32,421   Friends Provident PLC                                          60,722
                                                    191,597   Legal & General Group PLC                                     265,577
                                                     60,807   Prudential Corporation PLC                                    368,250
                                                     72,384   Royal & Sun Alliance Insurance Group PLC                      165,729
                                                                                                                        -----------
                                                                                                                          1,326,855
                 ------------------------------------------------------------------------------------------------------------------
                 Internet & Catalog                  35,771   The Great Universal Stores PLC                                400,797
                 ------------------------------------------------------------------------------------------------------------------
                 Retail--0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery--0.0%                     11,268   IMI PLC                                                        55,782
                                                    127,264   Invensys PLC                                                   43,051
                                                                                                                        -----------
                                                                                                                             98,833
                 ------------------------------------------------------------------------------------------------------------------
                 Media--1.3%                         75,089   Aegis Group PLC                                                98,197
                                                     43,678   British Sky Broadcasting Group PLC ("BSkyB") (a)              483,985
                                                     38,415   Carlton Communications PLC                                     96,037
                                                      3,119   Daily Mail and General Trust 'A'                               29,337
                                                      5,946   EMAP PLC                                                       83,940
                                                     37,723   EMI Group PLC                                                  75,943
                                                     45,137   Granada PLC                                                    67,779
                                                     18,799   Pearson PLC                                                   175,580
                                                     47,511   Reed Elsevier PLC                                             395,333
                                                     40,508   Reuters Group PLC                                             117,479
                                                     19,481   United Business Media PLC                                      97,404
                                                     31,038   WPP Group PLC                                                 243,282
                                                                                                                        -----------
                                                                                                                          1,964,296
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining--0.6%               78,487   Billiton PLC                                                  413,154
                                                      3,020   Johnson Matthey PLC                                            44,004
                                                     33,847   Rio Tinto PLC (Registered Shares)                             636,719
                                                                                                                        -----------
                                                                                                                          1,093,877
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities &                   62,528   International Power PLC (a)                                   133,361
                 Unregulated Power--0.5%             81,872   National Grid Group PLC                                       555,265
                                                     10,623   United Utilities PLC                                          103,249
                                                                                                                        -----------
                                                                                                                            791,875
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail--0.3%              52,033   Marks & Spence Group PLC                                      271,110
                                                     11,491   Next PLC                                                      194,643
                                                                                                                        -----------
                                                                                                                            465,753
                 ------------------------------------------------------------------------------------------------------------------
                 Oil & Gas--4.0%                    103,543   BG Group PLC                                                  458,763
                                                    652,016   BP Amoco PLC                                                4,521,568
                                                      3,849   BP Amoco PLC (ADR) (b)                                        161,735
                                                    299,741   Shell Transport & Trading Company                           1,978,469
                                                                                                                        -----------
                                                                                                                          7,120,535
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals--3.2%               50,744   AstraZeneca Group PLC                                       2,034,764
                                                        800   Glaxo Wellcome PLC (ADR) (b)                                   32,432
                                                    185,087   GlaxoSmithKline PLC                                         3,735,300
                                                                                                                        -----------
                                                                                                                          5,802,496
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate--0.2%                   23,225   The British Land Company PLC                                  184,246
                                                     11,328   Canary Wharf Group PLC                                         47,854
                                                      6,585   Hammerson PLC                                                  53,842
                                                     18,331   Land Securities Group PLC                                     236,395
                                                      4,393   Liberty International PLC                                      44,908
                                                        473   Slough Estates PLC                                              2,667
                                                                                                                        -----------
                                                                                                                            569,912
                 ------------------------------------------------------------------------------------------------------------------
                 Road & Rail--0.1%                   20,287   FirstGroup PLC                                                 90,387
                                                     18,574   Stagecoach Holdings PLC                                        19,003
                                                                                                                        -----------
                                                                                                                            109,390
                 ------------------------------------------------------------------------------------------------------------------


                                    40 & 41

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                 Master International Index Series (continued)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
United Kingdom   Semiconductors &                    33,823   ARM Holdings PLC (a)                                      $    37,395
(concluded)      Semiconductor
                 Equipment--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Software--0.2%                      27,041   Misys PLC                                                     114,678
                                                     45,501   The Sage Group PLC                                            121,635
                                                                                                                        -----------
                                                                                                                            236,313
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail--0.5%              43,124   Dixons Group PLC                                               93,933
                                                     98,210   Kingfisher PLC                                                449,314
                                                     79,661   Signet Group PLC                                              118,636
                                                                                                                        -----------
                                                                                                                            661,883
                 ------------------------------------------------------------------------------------------------------------------
                 Tobacco--0.6%                       53,717   British American Tobacco PLC                                  609,407
                                                     26,877   Imperial Tobacco Group PLC                                    480,322
                                                                                                                        -----------
                                                                                                                          1,089,729
                 ------------------------------------------------------------------------------------------------------------------
                 Trading Companies &                 17,741   Wolseley PLC                                                  196,218
                 Distributors--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation                       5,600   Associated British Ports Holdings PLC                          36,686
                 Infrastructure--0.2%                38,222   BAA PLC                                                       309,368
                                                      5,728   BBA Group PLC                                                  19,660
                                                     11,523   The Peninsular and Oriental Steam Navigation Company           44,684
                                                                                                                        -----------
                                                                                                                            410,398
                 ------------------------------------------------------------------------------------------------------------------
                 Water Utilities--0.1%               15,680   Severn Trent PLC                                              176,980
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless                         1,943,571   Vodafone Group PLC                                          3,800,510
                 Telecommunication                   12,490   Vodafone Group PLC (ADR) (b)                                  245,428
                 Services--2.2%                                                                                         -----------
                                                                                                                          4,045,938
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in the United Kingdom
                                                              (Cost--$50,970,539)--26.9%                                 47,956,010
===================================================================================================================================
United States    Computers &                         29,000   Datacraft Asia Limited                                         29,000
                 Peripherals--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial                2,000   I Shares MSCI EAFE Index Fund                                 216,620
                 Services--0.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks in the United States
                                                              (Cost--$300,860)--0.1%                                        245,620
===================================================================================================================================
                                                              Total Investments in Common Stocks
                                                              (Cost--$184,062,372)--97.8%                               174,629,800
===================================================================================================================================

                                                                                  Preferred Stocks
===================================================================================================================================
Australia        Media--0.2%                         55,904   The News Corporation Limited                                  344,552
                                                        760   The News Corporation Limited (Convertible) (ADR) (b)           19,038
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Preferred Stocks in Australia (Cost--$344,411)--0.2%    363,590
===================================================================================================================================
Germany          Automobiles--0.1%                      359   Porsche AG                                                    152,123
                                                      2,741   Volkswagen AG                                                  82,185
                                                                                                                        -----------
                                                                                                                            234,308
                 ------------------------------------------------------------------------------------------------------------------
                 Household Products--0.1%             1,908   Henkel KGaA                                                   118,120
                 ------------------------------------------------------------------------------------------------------------------
                 Media--0.0%                          4,900   ProSieben Sat.1 Media AG                                       32,636
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities &                    2,033   RWE AG                                                         54,723
                 Unregulated Power--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Preferred Stocks in Germany (Cost--$517,573)--0.2%      439,787
===================================================================================================================================
New Zealand      Paper & Forest                      18,827   Fletcher Challenge Forests Ltd. (a)                            12,786
                 Products--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Preferred Stocks in New Zealand
                                                              (Cost--$12,820)--0.0%                                          12,786
===================================================================================================================================
                                                              Total Investments in Preferred Stocks
                                                              (Cost--$874,804)--0.4%                                        816,163
===================================================================================================================================

                                                                                    Warrants (c)
===================================================================================================================================
France           Food & Staples                         133   Casino Guichard-Perrachon                                          21
                 Retailing--0.0%                        133   Casino Guichard-Perrachon                                         122
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Warrants in France (Cost--$1,580)--0.0%                     143
===================================================================================================================================
Hong Kong        Electronic Equipment                   600   QPL International Holdings Limited                                  3
                 & Instruments--0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Warrants in Hong Kong (Cost--$0)--0.0%                        3
===================================================================================================================================
                                                              Total Investments in Warrants (Cost--$1,580)--0.0%                146
===================================================================================================================================


                                    42 & 43

                                                                   June 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                 Master International Index Series (concluded)
                 ------------------------------------------------------------------------------------------------------------------
                                                     Shares
COUNTRY          Industries*                          Held                      Common Stocks                              Value
===================================================================================================================================
United States                                   US$ 126,669   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                              Series I (e)                                              $   126,669
                 ------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities (Cost--$126,669)--0.1%            126,669
===================================================================================================================================
                 Total Investments (Cost--$185,065,425)--98.3%175,572,778

                 Variation Margin on Financial Futures Contracts***--0.3%                                                   573,188

                 Unrealized Depreciation on Forward Foreign Exchange Contracts**--0.0%                                      (45,335)

                 Other Assets Less Liabilities--1.4%                                                                      2,516,360
                                                                                                                       ------------
                 Net Assets--100.0%                                                                                    $178,616,991
                                                                                                                       ============
===================================================================================================================================

* For Series compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
**    Forward foreign exchange contracts as of June 30, 2003 were as follows:

      --------------------------------------------------------------------------
      Foreign                                                         Unrealized
      Currency                         Expiration                   Appreciation
      Purchased                           Date                    (Depreciation)
      --------------------------------------------------------------------------
      A$         450,000                July 2003                     $   3,330
      CHF        575,000                July 2003                        (8,343)
      (E)        875,000                July 2003                       (10,026)
      (pound)    525,000                July 2003                       (14,744)
      (Y)     85,000,000                July 2003                       (15,423)
      SEK      1,000,000                July 2003                          (801)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts--Net
      (US$ Commitment--$3,474,492)                                    $ (46,007)
                                                                      ---------
      --------------------------------------------------------------------------

      Foreign                                                         Unrealized
      Currency                         Expiration                   Appreciation
      Sold                                Date                    (Depreciation)
      --------------------------------------------------------------------------
      CHF        125,000                 July 2003                   $      100
      (E)        225,000                 July 2003                         (678)
      (pound)    150,000                 July 2003                          243
      (Y)     35,000,000                 July 2003                        1,007
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts--Net
      (US$ Commitment--$890,011)                                      $     672
                                                                      ---------
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts--Net                         $ (45,335)
                                                                      =========
      --------------------------------------------------------------------------

***   Financial futures contracts purchased as of June 30, 2003 were as follows:

      --------------------------------------------------------------------------
      Number of                                      Expiration
      Contracts      Issue         Exchange             Date             Value
      --------------------------------------------------------------------------
          54         EURO          DJ EURO         September 2003     $1,505,004
           2         FTSE          LIFFE           September 2003        132,474
           2         SPI 200       SFE             September 2003        101,201
          15         TOPIX         Toyko           September 2003      1,128,669
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$2,858,989)                              $2,867,348
                                                                      ==========
      --------------------------------------------------------------------------

(a)   Non-income producing security.
(b)   American Depositary Receipts (ADR).
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 07/03/2003.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                        Net             Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                          $(3,962,405)         $24,085
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
INTERNATIONAL
INDEX SERIES             As of June 30, 2003
=============================================================================================================================
Assets:                  Investments, at value (including securities loaned of $19,972,573)
                         (identified cost--$185,065,425) ...................................                    $ 175,572,778
                         Cash held as collateral for loaned securities .....................                       21,102,830
                         Cash on deposit for financial futures contracts ...................                          846,990
                         Cash ..............................................................                          307,538
                         Foreign cash (cost--$1,476,824) ...................................                        1,498,784
                         Receivables:
                           Variation margin ................................................   $     573,188
                           Dividends .......................................................         545,600
                           Contributions ...................................................         285,047
                           Securities sold .................................................          75,647
                           Interest ........................................................           3,659        1,483,141
                                                                                               -------------
                         Prepaid expenses ..................................................                            1,265
                                                                                                                -------------
                         Total assets ......................................................                      200,813,326
                                                                                                                -------------
=============================================================================================================================
Liabilities:             Collateral on securities loaned, at value .........................                       21,102,830
                         Unrealized depreciation on forward foreign exchange contracts .....                           45,335
                         Payables:
                           Withdrawals .....................................................         854,475
                           Securities purchased ............................................          83,634
                           Forward foreign exchange contracts ..............................          81,307
                           Investment adviser ..............................................           1,618
                           Other affiliates ................................................             950        1,021,984
                                                                                               -------------
                         Accrued expenses and other liabilities ............................                           26,186
                                                                                                                -------------
                         Total liabilities .................................................                       22,196,335
                                                                                                                -------------
=============================================================================================================================
Net Assets:              Net assets ........................................................                    $ 178,616,991
                                                                                                                =============
=============================================================================================================================
Net Assets               Investors' capital ................................................                    $ 188,092,903
Consist of:              Unrealized depreciation on investments and foreign currency
                         transactions--net .................................................                       (9,475,912)
                                                                                                                -------------
                         Net assets ........................................................                    $ 178,616,991
                                                                                                                =============
=============================================================================================================================

      See Notes to Financial Statements.


                                    44 & 45

                                                                   June 30, 2003

STATEMENT OF OPERATIONS

MASTER
INTERNATIONAL
INDEX SERIES             For the Six Months Ended June 30, 2003
=============================================================================================================================
Investment Income:       Dividends (net of $385,076 foreign withholding tax) ...............                    $   2,983,719
                         Interest ..........................................................                           40,693
                         Securities lending--net ...........................................                           46,521
                                                                                                                -------------
                         Total income ......................................................                        3,070,933
                                                                                                                -------------
=============================================================================================================================
Expenses:                Professional fees .................................................   $      48,644
                         Custodian fees ....................................................          39,133
                         Accounting services ...............................................          17,100
                         Investment advisory fees ..........................................           8,420
                         Trustees' fees and expenses .......................................           1,282
                         Printing and shareholder reports ..................................             696
                         Other .............................................................           6,513
                                                                                               -------------
                         Total expenses before reimbursement ...............................         121,788
                         Reimbursement of expenses .........................................         (17,696)
                                                                                               -------------
                         Total expenses after reimbursement ................................                          104,092
                                                                                                                -------------
                         Investment income--net ............................................                        2,966,841
                                                                                                                -------------
=============================================================================================================================
Realized &               Realized gain (loss) from:
Unrealized Gain            Investments--net ................................................      (2,775,543)
(Loss) on                  Foreign currency transactions--net ..............................         718,557       (2,056,986)
Investments &                                                                                  -------------
Foreign Currency         Change in unrealized appreciation/depreciation on:
Transactions--Net:         Investments--net ................................................      16,509,484
                           Foreign currency transactions--net ..............................        (246,717)      16,262,767
                                                                                               -------------    -------------
                         Total realized and unrealized gain on investments and foreign
                         currency transactions--net ........................................                       14,205,781
                                                                                                                -------------
                         Net Increase in Net Assets Resulting from Operations ..............                    $  17,172,622
                                                                                                                =============
=============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the Six         For the
MASTER                                                                                         Months Ended       Year Ended
INTERNATIONAL                                                                                     June 30,       December 31,
INDEX SERIES             Increase (Decrease) in Net Assets:                                         2003             2002
=============================================================================================================================
Operations:              Investment income--net ............................................   $   2,966,841    $   4,256,606
                         Realized loss on investments and foreign currency transactions--net      (2,056,986)     (15,497,931)
                         Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions--net ................................      16,262,767      (23,022,788)
                                                                                               -------------    -------------
                         Net increase (decrease) in net assets resulting from operations ...      17,172,622      (34,264,113)
                                                                                               -------------    -------------
=============================================================================================================================
Capital                  Proceeds from contributions .......................................      27,347,229       85,092,571
Transactions:            Fair value of withdrawals .........................................     (32,723,192)     (79,519,958)
                                                                                               -------------    -------------
                         Increase (decrease) in net assets derived from net capital
                         contributions .....................................................      (5,375,963)       5,572,613
                                                                                               -------------    -------------
=============================================================================================================================
Net Assets:              Total increase (decrease) in net assets ...........................      11,796,659      (28,691,500)
                         Beginning of period ...............................................     166,820,332      195,511,832
                                                                                               -------------    -------------
                         End of period .....................................................   $ 178,616,991    $ 166,820,332
                                                                                               =============    =============
=============================================================================================================================

      See Notes to Financial Statements.


                                    46 & 47

                                                                   June 30, 2003

FINANCIAL HIGHLIGHTS

                                                                                                                           For the
                                                                           For the                                         Period
                                                                          Six Months         For the Year Ended           Dec. 30,
MASTER                                                                      Ended                December 31,             1999+ to
INTERNATIONAL        The following ratios have been derived from           June 30,   ---------------------------------   Dec. 31,
INDEX SERIES FUND    information provided in the financial statements        2003        2002        2001        2000       1999
==================================================================================================================================
Total Investment                                                              10.25%@    (15.81%)    (21.77%)        --         --
Return:                                                                   =========   =========   =========   =========  =========
==================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ....................        .12%*       .08%        .08%        .08%       .08%*
Net Assets:                                                               =========   =========   =========   =========  =========
                     Expenses ..........................................        .14%*       .16%        .39%       1.34%       .63%*
                                                                          =========   =========   =========   =========  =========
                     Investment income--net ............................       3.52%*      2.21%       1.20%       1.55%      2.14%*
                                                                          =========   =========   =========   =========  =========
==================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..........  $ 178,617   $ 166,820   $ 195,512   $  15,763  $  10,054
Data:                                                                     =========   =========   =========   =========  =========
                     Portfolio turnover ................................      10.11%      19.52%      30.19%       5.89%       .00%
                                                                          =========   =========   =========   =========  =========
==================================================================================================================================

*     Annualized.
+     Commencement of operations.
@     Aggregated total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
INTERNATIONAL
INDEX SERIES

1. Significant Accounting Policies:

Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the Nasdaq National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an


                                    48 & 49

                                                                   June 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
INTERNATIONAL
INDEX SERIES

amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a "pass through" entity for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement expires December 31, 2003 and is renewable. For the six months ended June 30, 2003, FAM reimbursed the Series in the amount of $17,696.

For the six months ended June 30, 2003, the Series reimbursed FAM $2,104 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $18,603,180 and $14,949,064, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and unrealized gains (losses) as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
--------------------------------------------------------------------------------
Investments:
  Long-term ..............................       $(2,473,804)      $(9,492,647)
  Financial futures contracts ............          (301,739)            8,359
                                                 -----------       -----------
Total investments ........................        (2,775,543)       (9,484,288)
                                                 -----------       -----------
Currency transactions:
  Forward foreign exchange
    contracts ............................          (499,076)          (45,335)
  Foreign currency transactions ..........         1,217,633            53,711
                                                 -----------       -----------
Total currency transactions ..............           718,557             8,376
                                                 -----------       -----------
Total ....................................       $(2,056,986)      $(9,475,912)
                                                 ===========       ===========
--------------------------------------------------------------------------------

As of June 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $12,200,476, of which $16,080,440 related to appreciated securities and $28,280,916 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $187,773,254.

4. Commitments:

At June 30, 2003, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $1,239,000.

5. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholders redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year at the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.


                                    50 & 51

[LOGO] Merrill Lynch Investment Managers

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper           #Index 2--6/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch International Index Fund


        By: /s/ Terry K. Glenn
            ---------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch International Index Fund

        Date: August 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ---------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch International Index Fund

        Date: August 21, 2003


        By: /s/ Donald C. Burke
            ---------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch International Index Fund

        Date: August 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.